UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant's telephone number, including area code: 610-676-1000

Date of fiscal year end: January 31, 2024

Date of reporting period: July 31, 2023

Item 1. Reports to Stockholders.

July 31, 2023

SEMI-ANNUAL REPORT

SEI Daily Income Trust

❯	Government Fund

❯	Government II Fund

❯	Treasury II Fund

❯	Ultra Short Duration Bond Fund

❯	Short-Duration Government Fund

❯	GNMA Fund

Paper copies of the Funds’ shareholder reports are no longer sent by mail, unless you specifically request them from the Funds or from your financial intermediary, such as a broker-dealer or bank. Shareholder reports are available online and you will be notified by mail each time a report is posted on the Funds’ website and provided with a link to access the report online.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-DIAL-SEI. Your election to receive reports in paper will apply to all funds held with the SEI Funds or your financial intermediary.

seic.com

TABLE OF CONTENTS

Schedules of Investments	1
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	46
Notes to Financial Statements	48
Disclosure of Fund Expenses	61
Liquidity Risk Management Program	63
Board of Trustees’ Considerations in Approving the Advisory Agreement	64

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT for Ultra Short Duration Bond Fund, Short-Duration Government Fund & GNMA Fund. Additionally, for Government Fund, Government II Fund & Treasury II Fund, the Trust files monthly its complete schedule of portfolio holdings with the Securities and Exchange Commission on Form N-MFP. The Trust’s Forms N-PORT and N-MFP are available on the Commission’s website at https://www.sec.gov.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at https://www.sec.gov.

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Government Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.4%
FFCB
5.360%, U.S. SOFR + 0.050%, 08/22/2023 (A)	$45,640	$45,640
5.355%, U.S. SOFR + 0.045%, 10/16/2023 (A)	56,020	56,020
5.370%, U.S. SOFR + 0.060%, 11/22/2023 (A)	58,535	58,535
5.365%, U.S. SOFR + 0.055%, 01/10/2024 (A)	9,660	9,660
5.360%, U.S. SOFR + 0.050%, 05/09/2024 (A)	59,285	59,285
5.400%, U.S. SOFR + 0.090%, 08/26/2024 (A)	77,740	77,740
5.450%, U.S. SOFR + 0.140%, 11/07/2024 (A)	51,805	51,805
5.480%, U.S. SOFR + 0.170%, 01/23/2025 (A)	16,755	16,755
FFCB DN
5.129%, 09/11/2023 (B)	21,965	21,840
FHLB
5.310%, U.S. SOFR + 0.000%, 08/03/2023 (A)	223,300	223,300
5.310%, U.S. SOFR + 0.000%, 08/08/2023 (A)	154,600	154,600
5.320%, U.S. SOFR + 0.010%, 08/25/2023 (A)	120,290	120,290
5.370%, U.S. SOFR + 0.060%, 09/05/2023 (A)	130,085	130,085
5.400%, U.S. SOFR + 0.090%, 09/08/2023 (A)	43,035	43,035
5.325%, U.S. SOFR + 0.015%, 09/08/2023 (A)	95,200	95,200
5.330%, U.S. SOFR + 0.020%, 09/18/2023 (A)	137,885	137,885
5.340%, U.S. SOFR + 0.030%, 09/19/2023 (A)	148,465	148,465
5.330%, U.S. SOFR + 0.020%, 09/19/2023 (A)	199,900	199,900
3.450%, 09/25/2023	52,460	52,458
5.350%, U.S. SOFR + 0.040%, 09/26/2023 (A)	221,900	221,900
5.340%, U.S. SOFR + 0.030%, 09/26/2023 (A)	38,800	38,800
5.405%, U.S. SOFR + 0.095%, 10/06/2023 (A)	34,365	34,365

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.380%, U.S. SOFR + 0.070%, 11/30/2023 (A)	$40,145	$40,145
5.390%, U.S. SOFR + 0.080%, 01/24/2024 (A)	140,000	140,000
5.450%, 03/08/2024	27,135	27,125
5.470%, U.S. SOFR + 0.160%, 07/21/2025 (A)	70,590	70,590
FHLB DN (B)
4.925%, 08/29/2023	26,520	26,421
5.119%, 09/01/2023	111,450	110,971
5.121%, 09/15/2023	170,450	169,387
5.319%, 10/13/2023	75,000	74,202
4.910%, 02/02/2024	28,755	28,063
5.168%, 02/09/2024	120,005	116,839

Total U.S. Government Agency Obligations
(Cost $2,801,306) ($ Thousands)		2,801,306

U.S. TREASURY OBLIGATIONS — 8.1%
U.S. Treasury Bill (B)
5.104%, 08/01/2023	51,870	51,870
5.136%, 08/10/2023	96,300	96,177
5.242%, 08/24/2023	74,600	74,352
5.404%, 01/04/2024	58,990	57,646
5.420%, 01/11/2024	97,455	95,127
4.733%, 04/18/2024	10,825	10,469
U.S. Treasury Notes
5.491%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (A)	68,445	68,445
5.551%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (A)	90,000	90,000
5.476%, US Treasury 3 Month Bill Money Market Yield + 0.125%, 07/31/2025 (A)	156,520	156,520

Total U.S. Treasury Obligations
(Cost $700,606) ($ Thousands)		700,606

REPURCHASE AGREEMENTS(C) — 54.5%
Barclays Bank
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $575,084,653 (collateralized by U.S. Treasury Obligations, ranging in par value $51,457,700 - $477,979,000, 0.050% - 4.000%, 04/30/2027 - 11/15/2052, with a total market value of $586,500,012)	575,000	575,000

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Government Fund (Concluded)

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
BNP Paribas
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $650,095,333 (collateralized by U.S. Obligations, ranging in par value $5 - $662,822,600, 0.000% - 4.000%, 07/31/2030 - 02/15/2048, with a total market value of $663,000,040)	$650,000	$650,000
BOFA Securities
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $600,088,333 (collateralized by GNMA Obligations, ranging in par value $16,802,446 - $1,010,000,000, 3.000% - 6.500%, 06/20/2046 - 07/20/2053, with a total market value of $612,000,001)	600,000	600,000
Citigroup Global Markets
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $550,080,667 (collateralized by U.S. Treasury Obligations, ranging in par value $98,816,400 - $254,100,700, 1.125% - 4.000%, 10/31/2026 - 05/31/2030, with a total market value of $561,000,009)	550,000	550,000
Citigroup Global Markets
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $105,015,458 (collateralized by GNMA Obligations, ranging in par value $1,000 - $20,645,661, 5.500% - 6.500%, 07/20/2053, with a total market value of $107,100,278)	105,000	105,000
Goldman Sachs
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $415,061,097 (collateralized by GNMA Obligations, ranging in par value $383,522 - $253,392,384, 3.500% - 6.000%, 04/15/2036 - 05/20/2053, with a total market value of $423,300,000)	415,000	415,000
Goldman Sachs
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $100,014,667 (collateralized by U.S. Treasury Obligations, ranging in par value $0 - $112,765,400, 0.000% - 0.250%, 10/31/2025 - 02/15/2053, with a total market value of $102,000,000)	100,000	100,000

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
J.P. Morgan Securities
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $114,016,720 (collateralized by U.S. Treasury Obligations, ranging in par value $300,000 - $59,303,100, 0.000% - 1.500%, 08/15/2023 - 01/31/2027, with a total market value of $116,280,030)	$114,000	$114,000
Mizuho Securities
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $275,040,486 (collateralized by FNMA, ranging in par value $1,000 - $172,739,656, 1.500% - 8.000%, 05/01/2024 - 08/01/2053, with a total market value of $283,250,000)	275,000	275,000
MUFG Securities Americas
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $200,029,333 (collateralized by U.S. Treasury Obligations, ranging in par value $24,999,300 - $152,643,100, 0.375% - 1.000%, 07/15/2025 - 07/31/2028, with a total market value of $204,000,031)	200,000	200,000
Natixis S.A.
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $650,095,333 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $190,013,200, 0.000% - 6.625%, 10/12/2023 - 02/15/2053, with a total market value of $663,000,011)	650,000	650,000
TD Securities
5.300%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $25,003,681 (collateralized by U.S. Treasury Obligations, ranging in par value $2,052,100 - $10,161,600, 0.250% - 3.375%, 05/15/2024 - 05/15/2033, with a total market value of $25,500,004)	25,000	25,000
TD Securities
5.290%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $10,001,469 (collateralized by U.S. Treasury Obligations, ranging in par value $536,400 - $2,288,200, 0.375% - 3.875%, 04/15/2024 - 11/30/2029, with a total market value of $10,200,002)	10,000	10,000

SEI Daily Income Trust

Description	Face Amount (Thousands)	Value ($ Thousands)
REPURCHASE AGREEMENTS(C) (continued)
The Bank of Nova Scotia
5.280%, dated 07/31/23, to be repurchased on 08/01/23, repurchase price $450,066,000 (collateralized by U.S. Treasury Obligations, ranging in par value $100 - $199,000,000, 0.000% - 4.250%, 09/12/2023 - 08/15/2042, with a total market value of $459,067,360)	$450,000	$450,000
Total Repurchase Agreements
(Cost $4,719,000) ($ Thousands)		4,719,000

Total Investments — 95.0%
(Cost $8,220,912) ($ Thousands)		$8,220,912

Percentages are based on a Net Assets of $8,650,550 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	The rate reported is the effective yield at time of purchase.
(C)	Tri-Party Repurchase Agreement.

As of July 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Government II Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 64.0%
U.S. Treasury Bill (A)
5.096%, 08/01/2023	$116,350	$116,350
5.096%, 08/03/2023	113,000	112,968
5.170%, 08/08/2023	62,000	61,938
5.153%, 08/10/2023	30,000	29,962
5.279%, 08/22/2023	102,000	101,687
5.317%, 08/24/2023	88,005	87,710
1.933%, 08/29/2023	135,000	134,450
5.272%, 08/31/2023	84,000	83,633
5.136%, 09/12/2023	95,000	94,439
5.286%, 10/05/2023	30,000	29,717
5.321%, 10/12/2023	65,000	64,317
5.239%, 10/17/2023	36,580	36,177
5.302%, 10/24/2023	45,000	44,453
5.343%, 10/26/2023	79,905	78,899
5.353%, 11/14/2023	50,000	49,233
5.404%, 01/04/2024	13,395	13,090
5.420%, 01/11/2024	22,160	21,631
5.189%, 06/13/2024	6,560	6,275
U.S. Treasury Notes
5.336%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (B)	955	955
5.388%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (B)	8,000	7,996
5.491%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (B)	41,095	41,108

Total U.S. Treasury Obligations
(Cost $1,216,988) ($ Thousands)		1,216,988

U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.6%
FFCB
5.360%, U.S. SOFR + 0.050%, 08/22/2023 (B)	16,340	16,340
5.355%, U.S. SOFR + 0.045%, 10/16/2023 (B)	18,800	18,800
5.330%, U.S. SOFR + 0.020%, 11/15/2023 (B)	7,790	7,789
5.370%, U.S. SOFR + 0.060%, 11/22/2023 (B)	20,740	20,740
5.365%, U.S. SOFR + 0.055%, 01/10/2024 (B)	3,165	3,165
5.360%, U.S. SOFR + 0.050%, 05/09/2024 (B)	11,010	11,010

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
5.400%, U.S. SOFR + 0.090%, 08/26/2024 (B)	$18,510	$18,510
5.450%, U.S. SOFR + 0.140%, 11/07/2024 (B)	11,180	11,180
5.480%, U.S. SOFR + 0.170%, 01/23/2025 (B)	3,245	3,245
FFCB DN (A)
4.997%, 08/14/2023	21,680	21,642
5.129%, 09/11/2023	4,400	4,375
FHLB
5.370%, U.S. SOFR + 0.060%, 09/05/2023 (B)	27,075	27,075
5.400%, U.S. SOFR + 0.090%, 09/08/2023 (B)	11,665	11,665
5.330%, U.S. SOFR + 0.020%, 09/18/2023 (B)	29,675	29,675
3.450%, 09/25/2023	12,585	12,584
5.405%, U.S. SOFR + 0.095%, 10/06/2023 (B)	6,885	6,885
5.380%, U.S. SOFR + 0.070%, 11/30/2023 (B)	8,460	8,460
5.390%, U.S. SOFR + 0.080%, 01/24/2024 (B)	13,450	13,450
5.470%, U.S. SOFR + 0.160%, 07/21/2025 (B)	15,440	15,440
FHLB DN (A)
5.201%, 08/01/2023	263,500	263,500
5.043%, 08/04/2023	4,500	4,498
4.982%, 08/18/2023	14,500	14,467
4.925%, 08/29/2023	5,370	5,350
5.117%, 09/01/2023	25,170	25,062
5.277%, 09/06/2023	21,385	21,275
5.121%, 09/15/2023	34,135	33,922
5.317%, 09/26/2023	50,000	49,590
5.319%, 10/13/2023	50,000	49,468
5.341%, 10/25/2023	12,000	11,851
4.910%, 02/02/2024	6,125	5,978
5.177%, 02/09/2024	26,340	25,643

Total U.S. Government Agency Obligations
(Cost $772,634) ($ Thousands)		772,634

Total Investments — 104.6%
(Cost $1,989,622) ($ Thousands)		$1,989,622

Percentages are based on a Net Assets of $1,902,612 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

SEI Daily Income Trust

As of July 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2—Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Treasury II Fund

†	Percentages are based on total investments.

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 105.0%
U.S. Treasury Bill (A)
5.105%, 08/01/2023	$24,000	$24,000
5.174%, 08/03/2023	4,000	3,999
5.176%, 08/08/2023	42,415	42,372
5.152%, 08/10/2023	7,000	6,991
5.154%, 08/17/2023	59,585	59,450
5.216%, 08/22/2023	58,000	57,825
5.321%, 08/24/2023	18,000	17,939
2.300%, 08/29/2023	45,400	45,215
5.272%, 08/31/2023	15,000	14,934
5.149%, 09/12/2023	35,000	34,793
5.286%, 10/05/2023	15,000	14,859
5.321%, 10/12/2023	10,000	9,895
5.239%, 10/17/2023	8,535	8,441
5.308%, 10/24/2023	23,195	22,913
5.343%, 10/26/2023	20,095	19,842
5.353%, 11/14/2023	12,000	11,816
5.404%, 01/04/2024	3,165	3,093
5.420%, 01/11/2024	5,385	5,256
4.734%, 04/18/2024	555	537
5.189%, 06/13/2024	1,550	1,483
U.S. Treasury Bill - When Issued
5.116%, 09/05/2023	55,000	54,730
U.S. Treasury Notes
5.336%, US Treasury 3 Month Bill Money Market Yield + -0.015%, 01/31/2024 (B)	5,000	5,000
5.276%, US Treasury 3 Month Bill Money Market Yield + -0.075%, 04/30/2024 (B)	5,890	5,887
5.388%, US Treasury 3 Month Bill Money Market Yield + 0.037%, 07/31/2024 (B)	3,000	2,999
5.491%, US Treasury 3 Month Bill Money Market Yield + 0.140%, 10/31/2024 (B)	21,780	21,773
5.551%, US Treasury 3 Month Bill Money Market Yield + 0.200%, 01/31/2025 (B)	14,375	14,379

Description	Face Amount (Thousands)	Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
5.520%, US Treasury 3 Month Bill Money Market Yield + 0.169%, 04/30/2025 (B)	$7,000	$7,000

Total U.S. Treasury Obligations
(Cost $517,421) ($ Thousands)		517,421

Total Investments — 105.0%
(Cost $517,421) ($ Thousands)		$517,421

Percentages are based on a Net Assets of $492,911 ($ Thousands).
(A)	The rate reported is the effective yield at time of purchase.
(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

As of July 31, 2023, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund

†	Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS — 38.1%
Communication Services — 1.4%
AT&T
5.539%, 02/20/2026	$300	$299
Take-Two Interactive Software
3.300%, 03/28/2024	21	21
Verizon Communications
6.023%, SOFRINDX + 0.790%, 03/20/2026 (A)	500	505
5.742%, SOFRINDX + 0.500%, 03/22/2024 (A)	500	500
3.500%, 11/01/2024	1,680	1,640
Warnermedia Holdings
3.428%, 03/15/2024	750	738

		3,703

Consumer Discretionary — 2.3%
AutoZone
5.050%, 07/15/2026	450	449
Daimler Truck Finance North America LLC
6.274%, U.S. SOFR + 1.000%, 04/05/2024 (A)(B)	450	451
5.972%, U.S. SOFR + 0.750%, 12/13/2024 (A)(B)	600	599
General Motors Financial
5.962%, U.S. SOFR + 0.760%, 03/08/2024 (A)	500	500
5.925%, U.S. SOFR + 0.620%, 10/15/2024 (A)	2,895	2,879
Howard University
2.801%, 10/01/2023	380	378
Hyatt Hotels
1.300%, 10/01/2023	175	173
Nordstrom
2.300%, 04/08/2024	210	203

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Starbucks
5.547%, SOFRINDX + 0.420%, 02/14/2024 (A)	$345	$345

		5,977

Consumer Staples — 2.2%
BAT Capital
3.222%, 08/15/2024	2,080	2,024
Conagra Brands
0.500%, 08/11/2023	325	325
General Mills
5.241%, 11/18/2025	320	319
JDE Peet's
0.800%, 09/24/2024 (B)	500	469
Kenvue
5.500%, 03/22/2025 (B)	275	276
Keurig Dr Pepper
0.750%, 03/15/2024	2,010	1,949
Mondelez International
2.125%, 03/17/2024	290	283

		5,645

Energy — 3.3%
Enbridge
5.768%, SOFRINDX + 0.630%, 02/16/2024 (A)	775	775
Energy Transfer
5.875%, 01/15/2024	1,370	1,369
Gray Oak Pipeline LLC
2.000%, 09/15/2023 (B)	212	211
Kinder Morgan Energy Partners
4.300%, 05/01/2024	1,350	1,334
Occidental Petroleum
5.875%, 09/01/2025	375	376
Ovintiv
5.650%, 05/15/2025	400	399
Saudi Arabian Oil
1.250%, 11/24/2023 (B)	200	197
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (B)	1,230	1,202
Southern Union
7.600%, 02/01/2024	700	701
Western Midstream Operating
3.100%, 02/01/2025	400	382
Williams
5.400%, 03/02/2026	110	110
4.300%, 03/04/2024	1,365	1,352

		8,408

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Financials — 18.6%
American Express
4.990%, U.S. SOFR + 0.999%, 05/01/2026 (A)	$275	$272
3.950%, 08/01/2025	325	316
3.375%, 05/03/2024	350	344
Athene Global Funding
5.862%, SOFRINDX + 0.700%, 05/24/2024 (A)(B)	825	817
Banco Santander
3.892%, 05/24/2024	400	393
Bank of America
6.026%, U.S. SOFR + 0.690%, 04/22/2025 (A)	650	649
5.080%, U.S. SOFR + 1.290%, 01/20/2027 (A)	275	272
Bank of America MTN
6.006%, U.S. SOFR + 0.660%, 02/04/2025 (A)	510	509
1.843%, U.S. SOFR + 0.670%, 02/04/2025 (A)	1,830	1,793
Bank of Montreal
5.552%, SOFRINDX + 0.350%, 12/08/2023 (A)	600	600
Bank of Montreal MTN
5.842%, SOFRINDX + 0.620%, 09/15/2026 (A)	675	666
5.605%, SOFRINDX + 0.320%, 07/09/2024 (A)	325	324
Bank of New York Mellon MTN
5.148%, U.S. SOFR + 1.067%, 05/22/2026 (A)	250	249
Bank of Nova Scotia
5.725%, U.S. SOFR + 0.380%, 07/31/2024 (A)	650	648
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (B)	350	343
4.524%, 07/13/2025 (B)	250	244
Barclays PLC
2.852%, U.S. SOFR + 2.714%, 05/07/2026 (A)	235	222
BPCE
5.029%, 01/15/2025 (B)	345	340
Brighthouse Financial Global Funding MTN
6.057%, U.S. SOFR + 0.760%, 04/12/2024 (A)(B)	445	442
Canadian Imperial Bank of Commerce
5.620%, SOFRINDX + 0.400%, 12/14/2023 (A)	575	575
Capital One Financial
5.892%, U.S. SOFR + 0.690%, 12/06/2024 (A)	425	419

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.985%, U.S. SOFR + 2.160%, 07/24/2026 (A)	$250	$245
Citigroup
6.023%, U.S. SOFR + 0.694%, 01/25/2026 (A)	350	349
6.014%, U.S. SOFR + 0.669%, 05/01/2025 (A)	250	250
3.352%, TSFR3M + 1.158%, 04/24/2025 (A)	1,695	1,661
Citizens Bank
5.284%, U.S. SOFR + 1.020%, 01/26/2026 (A)	250	238
4.119%, U.S. SOFR + 1.395%, 05/23/2025 (A)	250	241
CNA Financial
7.250%, 11/15/2023	200	201
Commonwealth Bank of Australia
5.742%, U.S. SOFR + 0.520%, 06/15/2026 (A)(B)	425	422
Cooperatieve Rabobank UA
5.500%, 07/18/2025	250	250
Corebridge Financial
3.500%, 04/04/2025	230	221
Corebridge Global Funding
5.750%, 07/02/2026 (B)	180	180
Credit Agricole
5.589%, 07/05/2026 (B)	420	420
Credit Suisse NY
5.735%, SOFRINDX + 0.390%, 02/02/2024 (A)	2,280	2,272
4.750%, 08/09/2024	250	246
0.520%, 08/09/2023	650	649
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	350	351
Deutsche Bank NY
6.357%, U.S. SOFR + 1.219%, 11/16/2027 (A)	550	507
5.611%, U.S. SOFR + 0.500%, 11/08/2023 (A)	600	599
DNB Bank
2.968%, SOFRINDX + 0.810%, 03/28/2025 (A)(B)	275	269
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (B)	300	297
Fifth Third Bank
5.852%, SOFRINDX + 1.230%, 10/27/2025 (A)	470	463
GA Global Funding Trust
5.715%, U.S. SOFR + 0.500%, 09/13/2024 (A)(B)	1,745	1,713

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Goldman Sachs Group
6.025%, U.S. SOFR + 0.700%, 01/24/2025 (A)	$425	$424
5.706%, U.S. SOFR + 0.500%, 09/10/2024 (A)	250	249
1.757%, U.S. SOFR + 0.730%, 01/24/2025 (A)	2,200	2,151
HSBC Holdings PLC
7.336%, U.S. SOFR + 3.030%, 11/03/2026 (A)	300	310
5.727%, U.S. SOFR + 0.580%, 11/22/2024 (A)	425	424
Huntington National Bank
4.008%, U.S. SOFR + 1.205%, 05/16/2025 (A)	250	243
Jackson Financial
1.125%, 11/22/2023	425	419
JPMorgan Chase
5.825%, U.S. SOFR + 0.580%, 06/23/2025 (A)	325	324
5.719%, U.S. SOFR + 0.535%, 06/01/2025 (A)	400	398
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	2,090	2,051
KeyBank
5.608%, SOFRINDX + 0.340%, 01/03/2024 (A)	575	574
5.540%, SOFRINDX + 0.320%, 06/14/2024 (A)	400	391
Macquarie Group MTN
6.013%, U.S. SOFR + 0.710%, 10/14/2025 (A)(B)	425	422
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	294
4.650%, 01/27/2026	460	443
MassMutual Global Funding II
5.657%, U.S. SOFR + 0.360%, 04/12/2024 (A)(B)	400	400
2.750%, 06/22/2024 (B)	705	687
Mitsubishi UFJ Financial Group
4.788%, H15T1Y + 1.700%, 07/18/2025 (A)	325	321
Morgan Stanley
5.050%, U.S. SOFR + 1.295%, 01/28/2027 (A)	275	272
3.620%, U.S. SOFR + 1.160%, 04/17/2025 (A)	2,130	2,095
Morgan Stanley Bank
5.479%, 07/16/2025	375	376
4.754%, 04/21/2026	250	247
National Bank of Canada
0.750%, 08/06/2024	325	309

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
National Securities Clearing
5.150%, 05/30/2025 (B)	$250	$250
Nationwide Building Society
0.550%, 01/22/2024 (B)	400	390
NatWest Markets PLC
5.657%, U.S. SOFR + 0.530%, 08/12/2024 (A)(B)	490	488
Pacific Life Global Funding II
0.500%, 09/23/2023 (B)	400	397
PNC Financial Services Group
5.812%, U.S. SOFR + 1.322%, 06/12/2026 (A)	200	200
5.671%, SOFRINDX + 1.090%, 10/28/2025 (A)	425	423
Principal Life Global Funding II
5.747%, U.S. SOFR + 0.450%, 04/12/2024 (A)(B)	170	170
5.538%, U.S. SOFR + 0.380%, 08/23/2024 (A)(B)	665	664
Royal Bank of Canada MTN
5.787%, SOFRINDX + 0.450%, 10/26/2023 (A)	400	400
5.200%, 07/20/2026	250	250
Societe Generale
6.373%, U.S. SOFR + 1.050%, 01/21/2026 (A)(B)	425	424
4.351%, 06/13/2025 (B)	500	486
Standard Chartered PLC
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	300	307
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	353
Sumitomo Mitsui Trust Bank MTN
5.660%, U.S. SOFR + 0.440%, 09/16/2024 (A)(B)	500	499
Toronto-Dominion Bank MTN
5.796%, U.S. SOFR + 0.590%, 09/10/2026 (A)	425	420
5.556%, U.S. SOFR + 0.350%, 09/10/2024 (A)	500	498
5.542%, U.S. SOFR + 0.355%, 03/04/2024 (A)	575	574
Truist Financial MTN
5.605%, U.S. SOFR + 0.400%, 06/09/2025 (A)	400	391
UBS
0.700%, 08/09/2024 (B)	400	380
UBS MTN
5.479%, U.S. SOFR + 0.360%, 02/09/2024 (A)(B)	400	399
US Bank
2.050%, 01/21/2025	1,495	1,418

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
2.406%, TSFR3M + 1.087%, 10/30/2025 (A)	$2,085	$1,995

		48,081

Health Care — 3.7%
AbbVie
2.600%, 11/21/2024	1,735	1,670
Amgen
5.250%, 03/02/2025	275	274
Baxter International
5.610%, SOFRINDX + 0.440%, 11/29/2024 (A)	425	422
Bristol-Myers Squibb
0.537%, 11/13/2023	425	419
Cigna Group
0.613%, 03/15/2024	190	184
CVS Health
5.000%, 02/20/2026	275	274
GE HealthCare Technologies
5.550%, 11/15/2024	375	375
Haleon US Capital LLC
3.024%, 03/24/2024	420	413
Humana
5.700%, 03/13/2026	275	275
0.650%, 08/03/2023	430	430
Illumina
5.800%, 12/12/2025	300	301
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,730	1,715
Revvity
0.550%, 09/15/2023	600	596
Royalty Pharma PLC
0.750%, 09/02/2023	700	697
Stryker
0.600%, 12/01/2023	230	226
Thermo Fisher Scientific
5.840%, SOFRINDX + 0.530%, 10/18/2024 (A)	1,335	1,335

		9,606

Industrials — 0.8%
AerCap Ireland Capital DAC
5.942%, U.S. SOFR + 0.680%, 09/29/2023 (A)	700	699
Boeing
1.950%, 02/01/2024	425	417
Carlisle
0.550%, 09/01/2023	175	174
DAE Funding LLC MTN
1.550%, 08/01/2024 (B)	450	429

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing Lp
5.750%, 05/24/2026 (B)	$250	$249

		1,968

Information Technology — 2.2%
Hewlett Packard Enterprise
5.900%, 10/01/2024	1,500	1,501
4.450%, 10/02/2023	250	250
Microchip Technology
0.972%, 02/15/2024	375	365
Sprint LLC
7.125%, 06/15/2024	1,675	1,691
TD SYNNEX
1.250%, 08/09/2024	650	618
VMware
1.000%, 08/15/2024	1,445	1,374

		5,799

Materials — 0.4%
Celanese US Holdings LLC
5.900%, 07/05/2024	325	325
Nutrien
5.900%, 11/07/2024	175	175
Sherwin-Williams
4.050%, 08/08/2024	250	246
Vulcan Materials
5.800%, 03/01/2026	275	275

		1,021

Utilities — 3.2%
American Electric Power
6.114%, ICE LIBOR USD 3 Month + 0.480%, 11/01/2023 (A)	1,060	1,060
5.699%, 08/15/2025	350	350
CenterPoint Energy
5.777%, SOFRINDX + 0.650%, 05/13/2024 (A)	325	325
Dominion Energy
6.082%, ICE LIBOR USD 3 Month + 0.530%, 09/15/2023 (A)	475	475
Edison International
3.550%, 11/15/2024	275	266
Mississippi Power
5.560%, U.S. SOFR + 0.300%, 06/28/2024 (A)	350	348
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	201
2.940%, 03/21/2024	450	442
Oncor Electric Delivery LLC
2.750%, 06/01/2024	1,340	1,307
Pacific Gas and Electric
3.250%, 02/16/2024	350	344

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
1.700%, 11/15/2023	$275	$272
Public Service Enterprise Group
0.841%, 11/08/2023	1,170	1,154
Sempra
5.400%, 08/01/2026	370	370
Southern California Edison
6.098%, SOFRINDX + 0.830%, 04/01/2024 (A)	960	960
Tampa Electric
3.875%, 07/12/2024	325	320

		8,194

Total Corporate Obligations
(Cost $99,200) ($ Thousands)		98,402

ASSET-BACKED SECURITIES — 29.1%
Automotive — 15.9%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	585	586
American Credit Acceptance Receivables Trust, Ser 2022-2, Cl A
2.660%, 02/13/2026 (B)	5	5
American Credit Acceptance Receivables Trust, Ser 2023-1, Cl A
5.450%, 09/14/2026 (B)	282	281
American Credit Acceptance Receivables Trust, Ser 2023-2, Cl A
5.890%, 10/13/2026 (B)	159	159
AmeriCredit Automobile Receivables Trust, Ser 2019-3, Cl C
2.320%, 07/18/2025	193	191
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	675	653
Americredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	465	465
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (B)	31	31
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (B)	295	295
BMW Vehicle Owner Trust, Ser 2023-A, Cl A2A
5.720%, 04/27/2026	115	115
Capital One Prime Auto Receivables Trust, Ser 2022-2, Cl A2A
3.740%, 09/15/2025	363	360

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	$300	$299
Carmax Auto Owner Trust, Ser 2019-3, Cl C
2.600%, 06/16/2025	375	374
Carmax Auto Owner Trust, Ser 2021-1, Cl A3
0.340%, 12/15/2025	408	397
Carmax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	384	372
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	1,700	1,633
CarMax Auto Owner Trust, Ser 2023-1, Cl A2A
5.230%, 01/15/2026	555	553
Carmax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	920	917
Carmax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	780	781
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	463	437
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1
0.320%, 03/10/2028	2	2
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	65	60
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	161	148
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (B)	279	268
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.412%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	110	110
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (B)	382	379
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (B)	1,250	1,251
CPS Auto Receivables Trust, Ser 2022-A, Cl A
0.980%, 04/16/2029 (B)	88	87
CPS Auto Receivables Trust, Ser 2023-A, Cl A
5.540%, 03/16/2026 (B)	450	448
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (B)	270	270

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (B)	$125	$125
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (B)	206	201
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (B)	232	227
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (B)	63	63
DT Auto Owner Trust, Ser 2021-4A, Cl A
0.560%, 09/15/2025 (B)	78	78
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (B)	409	408
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (B)	366	365
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (B)	325	325
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (B)	115	111
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (B)	1,023	1,008
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (B)	75	74
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (B)	280	279
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (B)	215	214
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A1
5.793%, 06/20/2024 (B)	170	170
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (B)	410	408
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (B)	41	41
Exeter Automobile Receivables Trust, Ser 2022-5A, Cl A2
5.290%, 01/15/2025	139	139
Exeter Automobile Receivables Trust, Ser 2023-1A, Cl A2
5.610%, 06/16/2025	114	114
Exeter Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.600%, 08/17/2026	170	169

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	$93	$89
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (B)	238	232
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (B)	1,074	1,047
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (B)	39	38
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (B)	285	276
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (B)	76	74
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (B)	280	279
Ford Credit Auto Lease Trust, Ser 2021-B, Cl B
0.660%, 01/15/2025	500	490
Ford Credit Auto Lease Trust, Ser 2023-A, Cl A2A
5.190%, 06/15/2025	280	279
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (B)	480	462
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	1,400	1,323
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (B)	59	58
Foursight Capital Automobile Receivables Trust, Ser 2022-1, Cl A2
1.150%, 09/15/2025 (B)	20	19
Foursight Capital Automobile Receivables Trust, Ser 2022-2, Cl A2
4.490%, 03/16/2026 (B)	287	286
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (B)	298	296
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (B)	340	340
GLS Auto Receivables Issuer Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (B)	23	23
GLS Auto Receivables Issuer Trust, Ser 2022-3A, Cl A2
4.590%, 05/15/2026 (B)	115	114
GLS Auto Receivables Issuer Trust, Ser 2023-1A, Cl A2
5.980%, 08/17/2026 (B)	405	404

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Automobile Leasing Trust, Ser 2023-1, Cl A2A
5.270%, 06/20/2025	$191	$190
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	520	518
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	270	270
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (B)	1,155	1,149
Harley-Davidson Motorcycle Trust, Ser 2022-A, Cl A2A
2.450%, 05/15/2025	47	47
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	750	747
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	425	424
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A2A
5.200%, 04/15/2025 (B)	206	205
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (B)	260	258
Hyundai Auto Lease Securitization Trust, Ser 2023-B, Cl A2A
5.470%, 09/15/2025 (B)	165	164
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	430	430
JPMorgan Chase Bank, Ser 2020-1, Cl B
0.991%, 01/25/2028 (B)	18	18
LAD Auto Receivables Trust, Ser 2021-1A, Cl A
1.300%, 08/17/2026 (B)	179	175
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (B)	170	168
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (B)	252	242
Lendbuzz Securitization Trust, Ser 2023-1A, Cl A1
5.383%, 03/15/2024 (B)	36	36
Mercedes-Benz Auto Receivables Trust, Ser 2023-1, Cl A2
5.090%, 01/15/2026	700	697
Nissan Auto Lease Trust, Ser 2023-A, Cl A2A
5.100%, 03/17/2025	520	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	$170	$170
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	235	234
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (B)	315	304
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (B)	1,360	1,344
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (B)	622	618
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (B)	245	244
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (B)	754	753
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (B)	88	87
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	50	49
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl C
0.750%, 02/17/2026	189	188
Santander Drive Auto Receivables Trust, Ser 2021-4, Cl C
1.260%, 02/16/2027	1,900	1,835
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A2
3.980%, 01/15/2025	31	31
Santander Drive Auto Receivables Trust, Ser 2022-5, Cl A3
4.110%, 08/17/2026	350	347
Santander Drive Auto Receivables Trust, Ser 2023-1, Cl A2
5.360%, 05/15/2026	335	335
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	140	140
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (B)	195	195
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (B)	185	185
Toyota Lease Owner Trust, Ser 2023-A, Cl A2
5.300%, 08/20/2025 (B)	240	239

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Tricolor Auto Securitization Trust, Ser 2022-1A, Cl A
3.300%, 02/18/2025 (B)	$45	$45
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (B)	151	151
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A3
0.510%, 06/16/2025 (B)	33	33
United Auto Credit Securitization Trust, Ser 2022-1, Cl B
2.100%, 03/10/2025 (B)	89	89
United Auto Credit Securitization Trust, Ser 2022-2, Cl A
4.390%, 04/10/2025 (B)	148	147
United Auto Credit Securitization Trust, Ser 2023-1, Cl A
5.570%, 07/10/2025 (B)	163	163
Volkswagen Auto Lease Trust, Ser 2022-A, Cl A3
3.440%, 07/21/2025	1,055	1,036
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (B)	31	31
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (B)	192	190
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (B)	365	364
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (B)	720	720
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (B)	715	715
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (B)	545	542
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	212	204
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	475	474
		41,033

Credit Card — 0.9%

Capital One Multi-Asset Execution Trust, Ser 2021-A3, Cl A3
1.040%, 11/15/2026	425	402
CARDS II Trust, Ser 2021-1A, Cl A
0.602%, 04/15/2027 (B)	900	867

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Evergreen Credit Card Trust, Ser 2022-CRT1, Cl B
5.610%, 07/15/2026 (B)	$500	$494
Master Credit Card Trust, Ser 2021-1A, Cl A
0.530%, 11/21/2025 (B)	370	354
Synchrony Card Funding LLC, Ser 2022-A1, Cl A
3.370%, 04/15/2028	335	323
		2,440

Miscellaneous Business Services — 12.3%

Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
5.280%, TSFR1M + 0.794%, 01/25/2035 (A)	24	24
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A
3.460%, 10/15/2024 (B)	5	5
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A
1.900%, 01/15/2025 (B)	24	24
Affirm Asset Securitization Trust, Ser 2021-B, Cl A
1.030%, 08/17/2026 (B)	355	349
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A
1.070%, 08/15/2025 (B)	137	134
Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (B)	83	80
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (B)	112	110
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (B)	265	263
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (B)	114	111
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (B)	164	162
Apidos CLO XII, Ser 2018-12A, Cl AR
6.650%, TSFR3M + 1.342%, 04/15/2031 (A)(B)	598	596
Apidos CLO XV, Ser 2018-15A, Cl A1RR
6.598%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	528	525
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (B)	150	133
Atalaya Equipment Leasing Trust, Ser 2021-1A, Cl A2
1.230%, 05/15/2026 (B)	84	83

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (B)	$238	$233
Barings CLO, Ser 2018-3A, Cl A1
6.538%, TSFR3M + 1.212%, 07/20/2029 (A)(B)	139	139
Benefit Street Partners CLO XII, Ser 2021-12A, Cl A1R
6.520%, TSFR3M + 1.212%, 10/15/2030 (A)(B)	538	534
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (B)	338	325
BHG Securitization Trust, Ser 2022-B, Cl A
3.750%, 06/18/2035 (B)	264	260
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (B)	95	94
BSPRT, Ser 2022-FL8, Cl A
6.568%, SOFR30A + 1.500%, 02/15/2037 (A)(B)	425	417
Carbone CLO, Ser 2017-1A, Cl A1
6.728%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	230	229
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
6.540%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	646	641
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
6.568%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	402	398
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (B)	57	56
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (B)	375	375
CIFC Funding, Ser 2017-1A, Cl ARR
6.717%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	321	319
CIFC Funding, Ser 2018-2A, Cl A1
6.628%, ICE LIBOR USD 3 Month + 1.040%, 04/20/2031 (A)(B)	300	297
CIFC Funding, Ser 2018-3A, Cl AR
6.452%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	313	311
CNH Equipment Trust, Ser 2022-B, Cl A2
3.940%, 12/15/2025	75	74
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	695	692
DB Master Finance LLC, Ser 2019-1A, Cl A2II
4.021%, 05/20/2049 (B)	602	562
Dell Equipment Finance Trust, Ser 2021-2, Cl A3
0.530%, 12/22/2026 (B)	592	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Dell Equipment Finance Trust, Ser 2022-2, Cl A2
4.030%, 07/22/2027 (B)	$249	$246
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (B)	580	579
Dewolf Park CLO, Ser 2021-1A, Cl AR
6.490%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	599	593
Dext ABS, Ser 2021-1, Cl A
1.120%, 02/15/2028 (B)	109	105
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (B)	200	200
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (B)	347	329
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (B)	335	333
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (B)	365	363
DLLST LLC, Ser 2022-1A, Cl A2
2.790%, 01/22/2024 (B)	51	51
DLLST LLC, Ser 2022-1A, Cl A3
3.400%, 01/21/2025 (B)	400	394
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (B)	34	33
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B
3.250%, 04/15/2026	400	391
Goldentree Loan Management US CLO, Ser 2021-2A, Cl AR
6.498%, TSFR3M + 1.172%, 11/20/2030 (A)(B)	362	360
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-2, Cl A2
0.380%, 03/15/2024 (B)	43	43
GreatAmerica Leasing Receivables, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (B)	680	674
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (B)	75	69
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (B)	225	222
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (B)	355	353
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	320	319
KKR CLO, Ser 2017-11, Cl AR
6.750%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	305	303
KKR CLO, Ser 2018-21, Cl A
6.570%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	463	460

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Kubota Credit Owner Trust, Ser 2020-2A, Cl A3
0.590%, 10/15/2024 (B)	$28	$28
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (B)	650	649
LCM XXIII, Ser 2020-23A, Cl A1R
6.658%, TSFR3M + 1.332%, 10/20/2029 (A)(B)	346	345
LCM XXIV, Ser 2021-24A, Cl AR
6.568%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	419	416
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
6.595%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	483	481
Madison Park Funding XXX, Ser 2018-30A, Cl A
6.320%, TSFR3M + 1.012%, 04/15/2029 (A)(B)	827	821
Magnetite VIII, Ser 2018-8A, Cl AR2
6.550%, TSFR3M + 1.242%, 04/15/2031 (A)(B)	663	661
Marlette Funding Trust, Ser 2022-1A, Cl A
1.360%, 04/15/2032 (B)	56	56
Marlette Funding Trust, Ser 2022-2A, Cl A
4.250%, 08/15/2032 (B)	44	43
Marlette Funding Trust, Ser 2022-3A, Cl A
5.180%, 11/15/2032 (B)	106	105
Marlette Funding Trust, Ser 2023-1A, Cl A
6.070%, 04/15/2033 (B)	400	399
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (B)	394	393
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (B)	413	413
MF1, Ser 2022-FL8, Cl A
6.418%, SOFR30A + 1.350%, 02/19/2037 (A)(B)	400	391
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (B)	95	90
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (B)	340	340
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	403	362
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (B)	481	417

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO, Ser 2021-25A, Cl AR
6.502%, TSFR3M + 1.192%, 10/18/2029 (A)(B)	$888	$883
Neuberger Berman Loan Advisers CLO, Ser 2021-26A, Cl AR
6.492%, TSFR3M + 1.182%, 10/18/2030 (A)(B)	584	582
NYCTL Trust, Ser 2022-A, Cl A
2.100%, 11/10/2034 (B)	203	196
OCP CLO, Ser 2018-5A, Cl A1R
6.692%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	134	133
OHA Credit Funding 10, Ser 2021-10A, Cl X
6.322%, TSFR3M + 1.012%, 01/18/2036 (A)(B)	159	158
OneMain Financial Issuance Trust, Ser 2018-2A, Cl A
3.570%, 03/14/2033 (B)	249	245
OZLM VII, Ser 2018-7RA, Cl A1R
6.580%, TSFR3M + 1.272%, 07/17/2029 (A)(B)	209	208
OZLM VIII, Ser 2021-8A, Cl A1R3
6.550%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	227	225
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
6.370%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	612	606
PFS Financing, Ser 2020-G, Cl A
0.970%, 02/15/2026 (B)	750	730
PFS Financing, Ser 2021-B, Cl A
0.770%, 08/15/2026 (B)	700	663
SCF Equipment Leasing LLC, Ser 2022-1A, Cl A2
2.060%, 02/22/2028 (B)	178	175
Sierra Timeshare Receivables Funding LLC, Ser 2018-3A, Cl A
3.690%, 09/20/2035 (B)	346	343
SoFi Consumer Loan Program Trust, Ser 2021-1, Cl A
0.490%, 09/25/2030 (B)	49	48
SoFi Consumer Loan Program Trust, Ser 2023-1S, Cl A
5.810%, 05/15/2031 (B)	892	891
Symphony CLO XVIII, Ser 2021-18A, Cl X
6.357%, TSFR3M + 1.012%, 07/23/2033 (A)(B)	150	149
Symphony Static CLO I, Ser 2021-1A, Cl A
6.443%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	432	428

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-4, Cl A
0.840%, 09/20/2031 (B)	$87	$86
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,325	1,317
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	48	47
Verizon Owner Trust, Ser 2020-B, Cl B
0.680%, 02/20/2025	220	217
Vibrant CLO VI, Ser 2021-6A, Cl AR
6.460%, ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)(B)	161	161
Volvo Financial Equipment LLC, Ser 2020-1A, Cl A3
0.510%, 10/15/2024 (B)	59	59
Voya CLO, Ser 2018-2A, Cl A1R
6.583%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	453	449
Voya CLO, Ser 2020-1A, Cl AR
6.630%, TSFR3M + 1.322%, 04/15/2031 (A)(B)	527	525
Voya CLO, Ser 2020-2A, Cl A1RR
6.590%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	379	377
		31,867

Total Asset-Backed Securities
(Cost $76,016) ($ Thousands)		75,340

MORTGAGE-BACKED SECURITIES — 13.1%
Agency Mortgage-Backed Obligations — 2.0%
FHLMC
5.285%, H15T1Y + 2.095%, 02/01/2030(A)	3	3
FHLMC Multifamily Structured Pass Through Certificates, Ser K043, Cl A2
3.062%, 12/25/2024	1,750	1,694
FHLMC Multifamily Structured Pass Through Certificates, Ser KW07, Cl A1
3.600%, 07/25/2028	781	758
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl A2
2.905%, 04/25/2024	683	671
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	505	482
FHLMC REMIC, Ser 2013-4272, Cl YG
2.000%, 11/15/2026	45	44
FHLMC REMIC, Ser 2014-4379, Cl CB
2.250%, 04/15/2033	158	152

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2014-4387, Cl DA
3.000%, 01/15/2032	$–	$–
FHLMC REMIC, Ser 2017-4721, Cl HV
3.500%, 09/15/2030	35	35
FNMA
6.000%, 01/01/2027	3	4
5.500%, 12/01/2023	–	–
5.000%, 02/01/2024 to 03/01/2025	–	–
4.465%, H15T1Y + 2.215%, 01/01/2029(A)	2	2
4.431%, ICE LIBOR USD 6 Month + 1.846%, 09/01/2024(A)	2	2
4.245%, H15T1Y + 2.120%, 11/01/2025(A)	–	–
4.096%, ICE LIBOR USD 6 Month + 1.775%, 09/01/2024(A)	–	–
4.045%, H15T1Y + 2.045%, 05/01/2028(A)	–	–
3.500%, 08/01/2032	266	254
3.000%, 10/01/2030 to 12/01/2030	468	445
FNMA REMIC, Ser 2001-33, Cl FA
5.634%, SOFR30A + 0.564%, 07/25/2031(A)	2	2
FNMA REMIC, Ser 2002-64, Cl FG
5.433%, SOFR30A + 0.364%, 10/18/2032(A)	–	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	97	89
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	193	188
FNMA REMIC, Ser 2013-97, Cl KA
3.000%, 11/25/2031	12	11
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	364	355
FNMA, Ser 2017-M13, Cl FA
5.557%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	22	22
GNMA, Ser 2015-56, Cl LB
1.500%, 04/16/2040	48	47

		5,260
Non-Agency Mortgage-Backed Obligations — 11.1%
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	27	25
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	131	120
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	158	143

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	$89	$82
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	77	69
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	242	199
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	217	177
Angel Oak Mortgage Trust LLC, Ser 2021-5, Cl A1
0.951%, 07/25/2066(A)(B)	391	324
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	91	82
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
5.239%, 07/25/2035(A)	23	21
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
3.900%, 11/25/2035(A)	4	4
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	202	194
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
4.777%, 06/25/2035(A)	10	10
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
5.312%, 08/25/2035(A)	28	25
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	299
BFLD Trust, Ser 2020-OBRK, Cl A
7.387%, TSFR1M + 2.164%, 11/15/2028(A)(B)	325	324
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.252%, 09/15/2054(A)	415	407
BPR Trust, Ser 2021-TY, Cl A
6.387%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	915
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	63	59
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	109	95
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	92	85
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	201	178

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	$66	$63
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(B)	105	101
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
6.416%, TSFR1M + 1.194%, 10/15/2036(A)(B)	374	371
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.256%, TSFR1M + 1.034%, 10/15/2036(A)(B)	435	433
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
6.207%, TSFR1M + 0.984%, 06/15/2038(A)(B)	580	566
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.989%, TSFR1M + 0.767%, 05/15/2038(A)(B)	261	256
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
6.036%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	268
BX Trust, Ser 2021-LGCY, Cl A
5.843%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	583
BX Trust, Ser 2022-LBA6, Cl A
6.222%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	368
BX, Ser 2021-MFM1, Cl B
6.287%, TSFR1M + 1.064%, 01/15/2034(A)(B)	497	488
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	445	425
CFMT LLC, Ser 2022-EBO2, Cl A
3.169%, 07/25/2054(A)(B)	52	50
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.269%, SOFR30A + 1.200%, 02/25/2050(A)(B)	253	235
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	638	620
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	228	222
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	386	371

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser 2019-SMRT, Cl A
4.149%, 01/10/2036(B)	$275	$274
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
4.414%, 09/25/2034(A)	6	6
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
4.417%, 03/25/2036(A)	35	27
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	95	90
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.953%, TSFR1M + 0.654%, 02/25/2035(A)	6	5
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	127	109
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	87	77
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	37	35
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	189	152
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	258	198
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(B)	74	63
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	465	365
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	426	341
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	3	3
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049(B)(C)	307	282
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	200	153
CSMC Trust, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066(A)(B)	321	263
CSMC Trust, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066(A)(B)	345	278
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	60	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	$77	$66
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	22	20
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	39	35
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	42	35
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	135	107
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
6.038%, TSFR1M + 0.815%, 11/15/2038(A)(B)	530	520
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.717%, TSFR1M + 1.494%, 07/15/2038(A)(B)	240	235
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 2M2
10.184%, SOFR30A + 5.114%, 11/25/2024(A)	29	29
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
11.084%, SOFR30A + 6.014%, 10/25/2028(A)	213	227
FREMF Mortgage Trust, Ser 2015-K49, Cl B
3.721%, 10/25/2048(A)(B)	300	286
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065(B)(C)	63	56
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065(A)(B)	230	209
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	110	92
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066(A)(B)	211	170
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	660	517
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.352%, 11/19/2035(A)	63	55
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	65	63
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	155	148

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2022-SHIP, Cl A
5.953%, TSFR1M + 0.731%, 08/15/2036(A)(B)	$45	$45
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
5.134%, 07/25/2035(A)	68	38
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
3.703%, 05/25/2037(A)	57	33
Impac CMB Trust, Ser 2004-9, Cl 1A1
6.173%, TSFR1M + 0.874%, 01/25/2035(A)	11	10
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.933%, TSFR1M + 0.634%, 04/25/2035(A)	14	13
Impac CMB Trust, Ser 2005-3, Cl A1
5.893%, TSFR1M + 0.594%, 08/25/2035(A)	16	15
Impac CMB Trust, Ser 2005-5, Cl A1
6.053%, TSFR1M + 0.434%, 08/25/2035(A)	11	10
Impac CMB Trust, Ser 2005-8, Cl 1A
5.933%, TSFR1M + 0.634%, 02/25/2036(A)	34	31
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	288	241
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	214	169
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	220	181
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C26, Cl ASB
3.288%, 01/15/2048	147	144
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	83	80
JPMorgan Chase Bank, Ser 2021-CL1, Cl M1
6.369%, SOFR30A + 1.300%, 03/25/2051(A)(B)	394	350
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.181%, 08/25/2035(A)	13	11
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.028%, 05/25/2037(A)	31	27
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.764%, 10/25/2029(A)(B)	828	780

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
6.163%, TSFR1M + 0.864%, 04/25/2046(A)(B)	$83	$80
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
6.218%, TSFR1M + 0.996%, 05/15/2036(A)(B)	190	189
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(B)	313	312
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
3.938%, 06/25/2037(A)	41	26
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	57	52
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065(A)(B)	52	47
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	65	58
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	120	106
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	139	121
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	172	143
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.437%, TSFR1M + 1.215%, 04/15/2038(A)(B)	1,670	1,643
MHP, Ser 2021-STOR, Cl A
6.037%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	152
MHP, Ser 2022-MHIL, Cl A
6.036%, TSFR1M + 0.815%, 01/15/2027(A)(B)	199	195
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	482	466
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	39	37
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	684	650
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	128	118
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C19, Cl ASB
3.326%, 12/15/2047	46	46

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	$98	$96
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	800	779
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	97	93
MortgageIT Trust, Ser 2005-5, Cl A1
5.933%, TSFR1M + 0.634%, 12/25/2035(A)	29	28
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	90	84
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	211	196
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.906%, 09/25/2057(A)(B)	100	92
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	31	28
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	60	56
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	75	67
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	347	282
OBX Trust, Ser 2018-1, Cl A2
6.063%, TSFR1M + 0.764%, 06/25/2057(A)(B)	15	14
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061(A)(B)	278	217
Onslow Bay Mortgage Loan Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	477	383
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.541%, ICE LIBOR USD 3 Month + 0.220%, 11/15/2038(A)(B)	48	46
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(B)(C)	109	95
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	29	28
RFMSI Trust, Ser 2007-SA3, Cl 2A1
4.966%, 07/27/2037(A)	45	34

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.909%, ICE LIBOR USD 1 Month + 0.540%, 01/20/2035(A)	$5	$4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	6	6
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061(A)(B)	432	333
SREIT Trust, Ser 2021-MFP, Cl B
6.416%, TSFR1M + 1.194%, 11/15/2038(A)(B)	475	465
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	125	107
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	13	12
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	33	31
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	54	48
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	254	204
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056(A)(B)	59	58
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057(A)(B)	47	47
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	135	127
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
4.984%, TSFR1M + 0.714%, 02/25/2057(A)(B)	93	93
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	53	51
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	32	31
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	168	160
Towd Point Mortgage Trust, Ser 2019-HY3, Cl A1A
6.413%, TSFR1M + 1.114%, 10/25/2059(A)(B)	319	316

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	$587	$543
Towd Point Mortgage Trust, Ser 2022-EBO1, Cl A
2.161%, 01/25/2052(A)(B)	100	98
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	189	159
TTAN, Ser 2021-MHC, Cl B
6.437%, TSFR1M + 1.214%, 03/15/2038(A)(B)	240	236
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059(B)(C)	32	31
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059(A)(B)	46	44
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060(B)(C)	23	22
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065(B)(C)	73	67
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	215	183
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	108	91
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	138	116
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	189	169
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	196	169
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	104	92
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
3.883%, 03/25/2036(A)	46	42
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	156	151
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	119	115

		28,560
Total Mortgage-Backed Securities
(Cost $36,416) ($ Thousands)		33,820

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 9.6%
U.S. Treasury Notes
3.875%, 03/31/2025	$2,500	$2,452
2.875%, 06/15/2025 (D)	2,000	1,925
2.500%, 05/31/2024	2,000	1,952
2.000%, 04/30/2024	2,575	2,511
0.375%, 04/15/2024	10,075	9,728
0.250%, 06/15/2024	1,700	1,627
0.125%, 12/15/2023	4,850	4,758

Total U.S. Treasury Obligations
(Cost $25,211) ($ Thousands)		24,953

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
FHLB
5.740%, 04/08/2024	2,050	2,045
5.620%, 07/30/2024	1,325	1,324
5.550%, 07/19/2024	650	647
5.460%, 07/19/2024	650	647
5.300%, 05/22/2024	700	697
5.300%, 05/28/2024	700	696
5.000%, 11/09/2023	915	913
4.875%, 11/07/2023	85	85
FHLMC
5.300%, 01/27/2026	1,475	1,467
5.125%, 01/27/2025	725	718
4.050%, 07/21/2025	1,680	1,645
4.050%, 08/28/2025	860	839
4.000%, 12/30/2024	950	933
4.000%, 02/28/2025	1,700	1,660
2.940%, 11/24/2023	535	530
2.250%, 03/25/2025	1,775	1,688
FHLMC MTN
5.080%, 10/25/2024	1,350	1,337
FNMA
5.505%, 07/26/2024	800	796
3.875%, 08/28/2024	1,700	1,668

Total U.S. Government Agency Obligations
(Cost $20,625) ($ Thousands)		20,335

MUNICIPAL BONDS — 1.1%
District of Columbia — 0.1%
District of Columbia Water & Sewer Authority, Sub-Ser D, RB
1.672%, 10/01/2023	320	318

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida — 0.2%
County of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.504%, 10/01/2024	$350	$338

Massachusetts — 0.4%
Massachusetts State, School Building Authority, Sub-Ser B, RB
2.078%, 10/15/2023	1,035	1,027

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB
3.722%, 12/01/2023 (E)	1,100	1,093

Total Municipal Bonds
(Cost $2,803) ($ Thousands)		2,776

COMMERCIAL PAPER — 1.0%
Australia and New Zealand Banking Group
5.618%, 12/12/2023 (F)	675	661
Brookfield Corporate Treasury
5.662%, 08/01/2023 (F)	1,000	1,000
Sony Capital
5.526%, 08/03/2023 (F)	1,000	1,000

Total Commercial Paper
(Cost $2,661) ($ Thousands)		2,661

REPURCHASE AGREEMENT(G) — 0.1%
BNP Paribas
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $200,029 (collateralized by a U.S. Government obligation, par value $306,000, 2.220%, 07/13/2040; with a total market value $204,136)	200	200
Total Repurchase Agreement
(Cost $200) ($ Thousands)		200

Total Investments in Securities — 100.0%
(Cost $263,132) ($ Thousands)		$258,487

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	23	Sep-2023	$4,743	$4,670	$(73)
Short Contracts
U.S. 5-Year Treasury Note	(6)	Sep-2023	$(654)	$(641)	$13
U.S. 10-Year Treasury Note	(15)	Sep-2023	(1,716)	(1,671)	45
			(2,370)	(2,312)	58
			$2,373	$2,358	$(15)

Percentages are based on Net Assets of $258,591 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2023, the value of these securities amounted to $93,326 ($ Thousands), representing 36.1% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2023 was $80 ($ Thousands).
(E)	Security is escrowed to maturity.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	98,402	–	98,402
Asset-Backed Securities	–	75,340	–	75,340
Mortgage-Backed Securities	–	33,820	–	33,820
U.S. Treasury Obligations	–	24,953	–	24,953
U.S. Government Agency Obligations	–	20,335	–	20,335
Municipal Bonds	–	2,776	–	2,776
Commercial Paper	–	2,661	–	2,661
Repurchase Agreement	–	200	–	200
Total Investments in Securities	–	258,487	–	258,487

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	58	–	–	58
Unrealized Depreciation	(73)	–	–	(73)
Total Other Financial Instruments	(15)	–	–	(15)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Short-Duration Government Fund

†	Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 74.8%
Agency Mortgage-Backed Obligations — 71.3%
FHLMC
6.000%, 12/01/2052 to 03/01/2053	$2,661	$2,710
5.500%, 02/01/2053	2,961	2,950
5.264%, H15T1Y + 2.272%, 06/01/2024(A)	–	–
4.757%, H15T1Y + 2.235%, 04/01/2029(A)	1	1
4.736%, H15T1Y + 2.371%, 06/01/2024(A)	1	1
4.500%, 04/01/2024 to 12/01/2039	1,018	1,001
4.424%, H15T1Y + 2.175%, 05/01/2024(A)	–	–
4.238%, H15T1Y + 2.238%, 07/01/2024(A)	1	1
4.210%, H15T1Y + 2.085%, 12/01/2023(A)	1	1
4.189%, H15T1Y + 2.087%, 12/01/2023(A)	3	3
4.000%, 01/01/2033	3,636	3,537
3.500%, 01/01/2029 to 05/01/2035	14,476	13,891
3.000%, 12/01/2031 to 12/01/2046	9,469	8,656
2.500%, 06/01/2030 to 02/01/2032	3,985	3,690
2.000%, 05/01/2036 to 06/01/2036	2,841	2,518
1.500%, 09/01/2041	567	458
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	2,932	2,855
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	1,578	1,520
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.746%, 06/25/2027(A)	17,695	416
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.592%, 01/25/2030(A)	12,357	1,006
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.582%, 01/25/2031(A)	13,561	455
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.516%, 03/25/2031(A)	10,161	311

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	$14,654	$445
FHLMC Multifamily Structured Pass-Through Certificates, Ser K723, Cl A2
2.454%, 08/25/2023	253	252
FHLMC Multifamily Structured Pass-Through Certificates, Ser K724, Cl A2
3.062%, 11/25/2023(A)	1,375	1,365
FHLMC Multifamily Structured Pass-Through Certificates, Ser K725, Cl A2
3.002%, 01/25/2024	2,069	2,042
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.634%, 10/25/2026(A)	23,234	369
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.778%, 03/25/2028(A)	7,578	183
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF35, Cl A
5.568%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2024(A)	273	273
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.708%, ICE LIBOR USD 1 Month + 0.490%, 02/25/2026(A)	2,596	2,585
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.698%, ICE LIBOR USD 1 Month + 0.480%, 04/25/2026(A)	3,914	3,893
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.718%, ICE LIBOR USD 1 Month + 0.500%, 10/25/2026(A)	3,124	3,108
FHLMC REMIC, Ser 2003-2571, Cl FY
5.932%, SOFR30A + 0.864%, 12/15/2032(A)	1,803	1,814
FHLMC REMIC, Ser 2006-3148, Cl CF
5.582%, SOFR30A + 0.514%, 02/15/2034(A)	75	74
FHLMC REMIC, Ser 2006-3153, Cl FX
5.532%, SOFR30A + 0.464%, 05/15/2036(A)	55	54
FHLMC REMIC, Ser 2006-3174, Cl FA
5.482%, SOFR30A + 0.414%, 04/15/2036(A)	1,075	1,063
FHLMC REMIC, Ser 2006-3219, Cl EF
5.582%, SOFR30A + 0.514%, 04/15/2032(A)	1,581	1,560
FHLMC REMIC, Ser 2007-3339, Cl HF
5.702%, SOFR30A + 0.634%, 07/15/2037(A)	1,647	1,626

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	$612	$586
FHLMC REMIC, Ser 2011-3788, Cl FA
5.712%, SOFR30A + 0.644%, 01/15/2041(A)	2,308	2,279
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	113	4
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	120	3
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	114	1
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	88	3
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	3,000	2,748
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	1,229	1,067
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	964	903
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	1,054	986
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	242	6
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	226	7
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	177	6
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	354	30
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	171	7
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	472	22
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	265	11
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	134	5
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	958	887
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,882
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	731	27
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	4,858	4,473
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	2,154	2,034
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	1,072	982
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	378	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	$508	$75
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	468	432
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	4,466	4,148
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	615	563
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	5,450	4,839
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	635	129
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	2,021	303
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	4,033	579
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,370	1,084
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	3,417	3,080
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	7,169	5,914
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,377	476
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,650	593
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,426	2,051
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	6,445	6,043
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	183	184
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	622	27
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,765	268
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	4,170	593
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,851	604
FNMA
7.000%, 06/01/2037	2	2
6.500%, 05/01/2026 to 01/01/2036	45	46
6.000%, 09/01/2024 to 05/01/2053	1,493	1,522
5.500%, 01/01/2024 to 06/01/2053	6,191	6,155
4.912%, H15T1Y + 2.251%, 08/01/2029(A)	43	42
4.500%, 04/01/2026 to 08/01/2044	6,095	6,000
4.460%, 05/01/2028	1,714	1,688
4.431%, ICE LIBOR USD 6 Month + 1.846%, 09/01/2024(A)	17	17

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
4.237%, ICE LIBOR USD 6 Month + 1.552%, 08/01/2027(A)	$5	$5
4.190%, 04/01/2028	1,825	1,771
4.125%, 06/01/2028	1,087	1,055
4.045%, H15T1Y + 2.045%, 05/01/2028(A)	–	–
4.030%, 06/01/2028	1,430	1,382
4.000%, 05/01/2026 to 04/01/2042	3,261	3,166
3.980%, 07/01/2028	2,336	2,266
3.850%, 01/01/2024	510	504
3.500%, 10/01/2027 to 02/01/2045	43,426	41,975
3.000%, 09/01/2027 to 11/01/2036	12,731	11,905
2.960%, 01/01/2027	1,145	1,076
2.719%, H15T1Y + 1.520%, 12/01/2029(A)	5	5
2.500%, 01/01/2028 to 09/01/2036	26,200	24,632
2.000%, 05/01/2036 to 12/01/2036	7,053	6,252
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	767	661
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	252	8
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,931	382
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,638	587
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	2,960	462
FNMA or FHLMC TBA
5.500% - 6.000%, 08/15/2053	32,186	32,177
FNMA REMIC, Ser 1994-77, Cl FB
6.684%, SOFR30A + 1.614%, 04/25/2024(A)	–	–
FNMA REMIC, Ser 2002-53, Cl FK
5.584%, SOFR30A + 0.514%, 04/25/2032(A)	36	36
FNMA REMIC, Ser 2006-76, Cl QF
5.584%, SOFR30A + 0.514%, 08/25/2036(A)	192	189
FNMA REMIC, Ser 2006-79, Cl DF
5.534%, SOFR30A + 0.464%, 08/25/2036(A)	147	145
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	186	189
FNMA REMIC, Ser 2007-64, Cl FB
5.554%, ICE LIBOR USD 1 Month + 0.370%, 07/25/2037(A)	1,121	1,108
FNMA REMIC, Ser 2008-16, Cl FA
5.884%, SOFR30A + 0.814%, 03/25/2038(A)	502	499
FNMA REMIC, Ser 2009-110, Cl FD
5.934%, SOFR30A + 0.864%, 01/25/2040(A)	2,335	2,328

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2009-112, Cl FM
5.934%, SOFR30A + 0.864%, 01/25/2040(A)	$1,502	$1,498
FNMA REMIC, Ser 2009-82, Cl FC
6.104%, SOFR30A + 1.034%, 10/25/2039(A)	1,839	1,846
FNMA REMIC, Ser 2009-82, Cl FD
6.034%, SOFR30A + 0.964%, 10/25/2039(A)	1,943	1,945
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	485	466
FNMA REMIC, Ser 2010-56, Cl AF
5.686%, SOFR30A + 0.664%, 06/25/2040(A)	1,521	1,481
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	1,114	1,047
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	384	18
FNMA REMIC, Ser 2012-120, Cl ZB
3.500%, 11/25/2042	2,701	2,454
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,570	2,180
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	1,400	119
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	1,597	63
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.539%, 05/25/2042(A)	38	3
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	220	9
FNMA REMIC, Ser 2012-70, Cl IW, IO
3.000%, 02/25/2027	269	5
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	208	8
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	466	14
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	935	88
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	1,564	1,460
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	356	335
FNMA REMIC, Ser 2013-121, Cl FA
5.584%, SOFR30A + 0.514%, 12/25/2043(A)	10,904	10,643
FNMA REMIC, Ser 2013-130, Cl FQ
5.384%, SOFR30A + 0.314%, 06/25/2041(A)	1,906	1,875
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	1,736	1,620
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	978	912

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	$837	$781
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	6,419	6,232
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.000%, 08/25/2044(A)(B)	1,011	52
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(B)	847	34
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	619	592
FNMA REMIC, Ser 2015-42, Cl AI, IO
0.000%, 06/25/2055(A)(B)	983	46
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	903	841
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	405	40
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	146	8
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,482	1,378
FNMA REMIC, Ser 2016-25, Cl A
3.000%, 11/25/2042	71	71
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	185	6
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	2,379	409
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	423	388
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	446	78
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,958	1,778
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,656	1,546
FNMA REMIC, Ser 2017-47, Cl AB
2.500%, 10/25/2041	629	621
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,877	335
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,812	1,702
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	9,511	8,922
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,363	2,184
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	2,783	2,706
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	2,235	147
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	3,174	291
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,983	638

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	$1,589	$1,364
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,984	572
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,998	648
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	4,044	697
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,680	640
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	4,129	634
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	6,068	5,917
FNMA TBA
2.000% - 5.000%, 8/15/2038 - 8/15/2053	11,545	13,463
FNMA, Ser 2014-M8, Cl A2
3.056%, 06/25/2024(A)	26,008	25,361
FNMA, Ser 2017-M13, Cl FA
5.557%, ICE LIBOR USD 1 Month + 0.400%, 10/25/2024(A)	173	171
FNMA, Ser 2018- M12, Cl FA
5.557%, ICE LIBOR USD 1 Month + 0.400%, 08/25/2025(A)	180	179
FNMA, Ser 2019-M21, Cl X1, IO
1.410%, 05/25/2029(A)	11,591	587
GNMA
6.500%, 12/15/2037 to 02/20/2039	92	95
6.000%, 02/15/2029 to 06/15/2041	435	446
5.500%, 10/15/2034 to 02/15/2041	909	930
5.000%, 09/15/2039 to 04/15/2041	504	503
4.500%, 09/20/2049	1,341	1,303
4.000%, 07/15/2041 to 08/15/2041	53	51
3.500%, 06/20/2046	1,756	1,639
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,894	1,887
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,255	258
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	605	123
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	897	851
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,781	286
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	266	257
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	166	5
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,366	1,236

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-129, Cl AF
5.769%, TSFR1M + 0.514%, 10/20/2039(A)	$3,031	$2,991
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	305	290
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	337	42
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	339	60
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	251	10
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	145	27
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	167	156
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	907	825
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,667	1,527
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	51	1
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	92	3
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	949	202
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	697	91
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	119	19
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	219	5
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	858	813
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	554	108
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	244	10
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	918	159
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	670	31
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	895	177
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,244	227
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	823	27
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	986	146
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	213	43

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	$265	$53
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	1,114	208
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	922	153
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	584	102
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	514	471
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,549	1,428
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,569	489
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	3,033	2,756
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,547	247
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,500	427
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,961	404
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	4,048	3,354
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	799	766
GNMA, Ser 2022-125, Cl BA
4.000%, 09/20/2044	3,102	2,989
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	3,509	3,375
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,980	2,701
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	5,841	5,602

		423,430
Non-Agency Mortgage-Backed Obligations — 3.5%
Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,870	3,543
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	2,134	2,005
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	926	837
Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	5,110	4,674
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	677	600

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	$8,950	$7,854
Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,499	1,318

		20,831
Total Mortgage-Backed Securities
(Cost $462,764) ($ Thousands)		444,261

U.S. TREASURY OBLIGATIONS — 25.8%
U.S. Treasury Notes
4.000%, 02/15/2026	49,275	48,501
2.500%, 04/30/2024	6,240	6,106
2.500%, 05/31/2024	30,875	30,141
1.000%, 12/15/2024 (C)	20,300	19,171
0.250%, 06/15/2024	51,925	49,680

Total U.S. Treasury Obligations
(Cost $158,241) ($ Thousands)		153,599

REPURCHASE AGREEMENTS(D) — 6.9%
BNP Paribas
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $20,403,003 (collateralized by U.S. Government obligations, ranging in par value $100 - $6,298,400, 0.000% - 7.000%, 09/26/2023 – 07/01/2053; with a total market value $20,808,002)	20,400	20,400
Deutsche Bank
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $20,302,989 (collateralized by U.S. Government obligations, ranging in par value $5,722,172 - $23,326,607, 1.500% - 3.000%, 06/01/2051 – 02/01/2052; with total market value $20,706,001)	20,300	20,300

Total Repurchase Agreements
(Cost $40,700) ($ Thousands)		40,700

Total Investments in Securities — 107.5%
(Cost $661,705) ($ Thousands)		$638,560

SEI Daily Income Trust

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,275	Sep-2023	$262,831	$258,865	$(3,966)
Short Contracts
U.S. 5-Year Treasury Note	(687)	Sep-2023	$(74,205)	$(73,385)	$819
U.S. 10-Year Treasury Note	(644)	Sep-2023	(72,507)	(71,746)	761
Ultra 10-Year U.S. Treasury Note	(128)	Sep-2023	(15,305)	(14,974)	331
			(162,017)	(160,105)	1,911
			$100,814	$98,760	$(2,055)

Percentages are based on Net Assets of $594,063 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	No interest rate available.
(C)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. The total market value of such securities as of July 31, 2023 was $3,500 ($ Thousands).
(D)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	444,261	–	444,261
U.S. Treasury Obligations	–	153,599	–	153,599
Repurchase Agreements	–	40,700	–	40,700
Total Investments in Securities	–	638,560	–	638,560

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1,911	–	–	1,911
Unrealized Depreciation	(3,966)	–	–	(3,966)
Total Other Financial Instruments	(2,055)	–	–	(2,055)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

GNMA Fund

†	Percentages are based on total investments. Total investments exclude options, futures contracts, forward contracts, and swap contracts, if applicable.

-

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 99.0%
Agency Mortgage-Backed Obligations — 98.6%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.746%, 06/25/2027(A)	$1,611	$38
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.696%, 04/25/2030(A)	1,144	98
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.424%, 07/25/2030(A)	1,317	99
FHLMC Multifamily Structured Pass-Through Certificates, Ser K118, Cl X1, IO
0.958%, 09/25/2030(A)	1,514	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.773%, 12/25/2030(A)	2,316	101
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.582%, 01/25/2031(A)	2,986	100
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.516%, 03/25/2031(A)	1,340	41
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.471%, 02/25/2036(A)	602	24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.634%, 10/25/2026(A)	2,118	34
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	75	3
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	80	2
FHLMC REMIC, Ser 2012-4060, Cl TI, IO
2.500%, 12/15/2026	73	1
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	106	4
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	150	5
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	123	4
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	118	5
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	173	7

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	$274	$247
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	238	18
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	108	20
FHLMC REMIC, Ser 2016-4636, Cl BI, IO
5.500%, 05/15/2040	179	35
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	131
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	188	28
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	231	25
FNMA
8.000%, 03/01/2027 to 09/01/2028	7	7
7.000%, 08/01/2032 to 09/01/2032	8	8
6.500%, 09/01/2032	17	18
FNMA Interest, Ser 2007-379, Cl 1, PO
0.000%, 05/25/2037(B)	423	338
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	31	1
FNMA Interest, Ser 2012-410, Cl C8, IO
4.000%, 04/25/2032	278	28
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	142	20
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	27	1
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	143	6
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	91	9
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	290	15
FNMA REMIC, Ser 2015-21, Cl WI, IO
0.000%, 04/25/2055(A)(C)	117	5
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	24	1
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	56	10
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	61
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	149	27
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	240	222
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA REMIC, Ser 2019-31, Cl CB
3.000%, 07/25/2049	300	253
FNMA REMIC, Ser 2019-9, Cl CL
3.500%, 04/25/2048	652	598

SEI Daily Income Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2020-53, Cl ZM
2.000%, 08/25/2050	$557	$366
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	259	50
FNMA, Ser 2019-M21, Cl X1, IO
1.410%, 05/25/2029(A)	1,071	54
FNMA, Ser 2020-M2, Cl X, IO
0.311%, 01/25/2030(A)	827	9
GNMA
8.000%, 07/15/2026 to 03/15/2032	43	43
7.750%, 10/15/2026	6	6
7.500%, 02/15/2027 to 10/15/2035	35	35
7.250%, 01/15/2028	2	2
6.500%, 10/15/2023 to 10/15/2038	140	146
6.000%, 12/15/2027 to 11/15/2034	99	100
5.500%, 01/15/2033 to 02/15/2041	548	553
5.000%, 06/15/2033 to 04/20/2053	2,389	2,366
4.500%, 08/15/2033 to 08/20/2049	1,691	1,665
4.000%, 03/20/2040 to 09/20/2048	3,466	3,333
3.875%, 05/15/2042 to 08/15/2042	672	642
3.500%, 03/20/2041 to 02/20/2049	7,128	6,637
3.000%, 10/15/2042 to 10/20/2051	8,160	7,337
2.500%, 07/20/2045 to 12/20/2051	9,280	8,023
2.000%, 11/20/2045 to 08/20/2051	6,843	5,746
GNMA TBA
2.000% - 5.500%, 08/15/2053	7	131
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	247	51
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	271	55
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	214	173
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	218	35
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	111	3
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	24	–
GNMA, Ser 2012-91, Cl NC
3.000%, 05/20/2042	257	224
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	50	41
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	56	46
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	221	27
GNMA, Ser 2013-47, Cl IA, IO
4.000%, 03/20/2043	225	40
GNMA, Ser 2013-79, Cl BZ
3.000%, 05/20/2043	373	321
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(D)	59	54

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2014-119, Cl ZK
3.500%, 08/16/2044	$358	$317
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	211	11
GNMA, Ser 2014-133, Cl EP
3.500%, 09/20/2044	251	227
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	67	3
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	171	3
GNMA, Ser 2014-72, Cl ML
3.500%, 03/20/2044	315	295
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	283	243
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	332	43
GNMA, Ser 2015-168, Cl MI, IO
5.500%, 10/20/2037	299	50
GNMA, Ser 2015-17, Cl BI, IO
3.500%, 05/20/2043	312	49
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	165	8
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	145	4
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	136	19
GNMA, Ser 2015-53, Cl IA, IO
4.500%, 04/20/2045	286	56
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	146	28
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	224	35
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	163	7
GNMA, Ser 2016-136, Cl A
3.000%, 07/20/2044	545	487
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	363	313
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	118	18
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	238	41
GNMA, Ser 2016-18, Cl TA
2.000%, 10/20/2044	226	193
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	438	20
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	239	47
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	241	176
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	338	11

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS

July 31, 2023 (Unaudited)

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	$334	$49
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	149	27
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	96	19
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	67
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	181
GNMA, Ser 2017-163, Cl BC
2.500%, 11/20/2047	231	183
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	148	96
GNMA, Ser 2017-19, Cl AY
3.000%, 02/20/2047	436	368
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	171	34
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	268	45
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	187
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	178
GNMA, Ser 2018-77, Cl JY
3.500%, 06/20/2048	246	222
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	133	21
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	57	43
GNMA, Ser 2020-138, Cl LE
1.500%, 09/20/2050	163	130
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	160	33
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	493	30

		45,752
Non-Agency Mortgage-Backed Obligations — 0.4%
Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	189	167

Total Mortgage-Backed Securities
(Cost $51,394) ($ Thousands)		45,919

Description	Face Amount (Thousands)	Market Value ($ Thousands)
REPURCHASE AGREEMENT(E) — 1.1%
BNP Paribas
5.300%, dated 07/31/2023 to be repurchased on 08/01/2023, repurchase price $500,074 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $762,754, 3.500% - 6.000%, 06/01/2037 – 01/20/2051; with total market value $510,000)	$500	$500
Total Repurchase Agreement
(Cost $500) ($ Thousands)		500

Total Investments in Securities — 100.1%
(Cost $51,894) ($ Thousands)		$46,419

SEI Daily Income Trust

A list of the open futures contracts held by the Fund at July 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	10	Sep-2023	$2,056	$2,030	$(26)
U.S. 5-Year Treasury Note	4	Sep-2023	436	427	(9)
U.S. 10-Year Treasury Note	1	Sep-2023	112	112	(1)
U.S. Ultra Long Treasury Bond	1	Sep-2023	135	132	(3)
Ultra 10-Year U.S. Treasury Note	3	Sep-2023	360	351	(8)
			3,099	3,052	(47)
Short Contracts
U.S. Long Treasury Bond	(6)	Sep-2023	$(763)	$(746)	$16
			$2,336	$2,306	$(31)

Percentages are based on Net Assets of $46,387 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Zero coupon security.
(C)	No interest rate available.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

The following is a summary of the level of inputs used as of July 31, 2023, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):
Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Mortgage-Backed Securities	–	45,919	–	45,919
Repurchase Agreement	–	500	–	500
Total Investments in Securities	–	46,419	–	46,419

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	16	–	–	16
Unrealized Depreciation	(47)	–	–	(47)
Total Other Financial Instruments	(31)	–	–	(31)

* Futures Contracts are valued at the net unrealized appreciation (depreciation) on the instruments.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

July 31, 2023 (Unaudited)

Portfolio Abbreviations
ABS — Asset-Backed Security
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company DN — Discount Note
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association H15T1Y — US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE — Intercontinental Exchange
IO — Interest Only — face amount represents notional amount
LIBOR— London Interbank Offered Rate
MTN — Medium Term Note PLC – Public Limited Company
PO — Principal Only
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

Currency Abbreviations
USD — U.S. Dollar

SEI Daily Income Trust

(This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2023 (Unaudited)

	Government Fund
Assets:
Investments, at value†	$3,501,912
Repurchase agreements†	4,719,000
Cash and cash equivalents	421,528
Cash pledged as collateral on futures contracts	—
Interest receivable	20,118
Receivable for investment securities sold	—
Receivable for fund shares sold	—
Tax reclaim receivable	—
Receivable for variation margin	—
Prepaid expenses	210
Total Assets	8,662,768
Liabilities:
Income distribution payable	9,999
Administration fees payable	837
Shareholder servicing fees payable	611
Investment advisory fees payable	519
Chief Compliance Officer fees payable	28
Trustees' fees payable	7
Payable for investment securities purchased	—
Payable for fund shares redeemed	—
Payable for variation margin	—
Accrued expense payable	217
Total Liabilities	12,218
Net Assets	$8,650,550
† Cost of investments and repurchase agreements	$8,220,912
Net Assets:
Paid-in Capital — (unlimited authorization — no par value)	$8,650,058
Total Distributable Earnings/(loss)	492
Net Assets	$8,650,550
Net Asset Value, Offering and Redemption Price Per Share — Class F	N/A

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class	$1.00
	($3,801,476,057 ÷ 3,801,131,007 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class CAA	$1.00
	($23,277,086 ÷ 23,270,238 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A

Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00
	($4,825,797,143 ÷ 4,825,746,700 shares	)
Amounts designated as "—" are $0 or have been rounded to $0.
N/A — Not applicable.
The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund		Ultra Short Duration Bond Fund		Short-Duration Government Fund		GNMA Fund

$1,989,622		$517,421		$258,287		$638,519		$45,919
—		—		200		41		500
1,128		1,141		1,440		61		99
—		—		—		—		40
1,780		9		1,287		2,516		174
—		—		—		36,740		10,322
—		—		110		169		1
—		—		29		—		—
—		—		1		87		2
43		20		6		13		1
1,992,573		518,591		261,360		678,146		57,058

4,951		301		113		334		9
221		50		29		102		8
—		—		13		64		10
73		18		22		51		4
7		2		1		2		—
4		1		1		1		—
84,651		25,296		2,167		82,426		10,589
—		—		372		959		24
—		—		1		112		1
54		12		50		32		26
89,961		25,680		2,769		84,083		10,671
$1,902,612		$492,911		$258,591		$594,063		$46,387
$1,989,622		$517,421		$263,132		$661,705		$51,894

$1,902,608		$492,934		$270,710		$646,122		$59,839
4		(23)		(12,119)		(52,059)		(13,452)
$1,902,612		$492,911		$258,591		$594,063		$46,387
$1.00		$1.00		$9.18		$9.78		$8.87
($1,902,612,051 ÷ 1,902,705,062 shares	)	($492,910,620 ÷ 493,117,554 shares	)	($198,117,788 ÷ 21,578,447 shares	)	($565,963,810 ÷ 57,855,562 shares	)	($45,020,291 ÷ 5,075,636 shares	)
N/A		N/A		N/A		N/A		N/A

N/A		N/A		N/A		N/A		N/A

N/A		N/A		$9.18		$9.78		$8.87
				($60,473,328 ÷ 6,586,418 shares	)	($28,098,755 ÷ 2,873,178 shares	)	($1,366,915 ÷ 154,042 shares	)
N/A		N/A		N/A		N/A		N/A

SEI Daily Income Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the period ended July 31, 2023 (Unaudited)

	Government Fund	Government II Fund
Investment Income:
Interest income	$203,640	$44,920
Foreign Taxes Withheld	—	—
Total investment income	203,640	44,920
Expenses:
Administration fees	4,832	1,364
Shareholder servicing fees — Class F Shares	—	2,311
Shareholder servicing fees — Institutional Class Shares	4,724	—
Shareholder servicing fees — Class CAA Shares	27	—
Shareholder servicing fees — Sweep Class Shares	5,932	—
Investment advisory fees	2,991	647
Trustees' fees	120	25
Chief Compliance Officer fees	29	6
Printing fees	196	41
Custodian/Wire agent fees	108	23
Registration fees	80	16
Pricing fees	13	5
Other expenses	256	47
Total expenses	19,308	4,485
Less, waiver of:
Investment advisory fees	—	(231)
Administration fees	—	(91)
Shareholder servicing fees - Class F	—	(2,311)
Shareholder servicing fees - Institutional Class	(4,728)	—
Shareholder servicing fees - Class CAA	(21)	—
Shareholder servicing fees - Sweep Class	(2,456)	—
Net expenses	12,103	1,852
Net Investment Income	191,537	43,068
Net Realized Gain (Loss) on/from:
Investments	19	32
Futures contracts	—	—
Net Realized Gain (Loss)	$19	$32
Net change in unrealized appreciation (depreciation) on/from:
Investments	—	—
Futures contracts	—	—
Net Change in Unrealized Appreciation (Depreciation)	$—	$—
Net Realized Gain (Loss) and Unrealized Appreciation (Depreciation)	$19	$32
Net Increase (Decrease) in Net Assets Resulting from Operations	$191,556	$43,100

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Treasury II Fund	Ultra Short Duration Bond Fund	Short-Duration Government Fund	GNMA Fund

$11,106	$5,329	$9,968	$790
—	(1)	—	—
11,106	5,328	9,968	790

348	265	618	48
580	257	736	58
—	—	—	—
—	—	—	—
—	—	—	—
162	132	302	23
6	4	9	1
1	1	2	—
11	6	15	1
6	3	8	1
4	2	5	—
2	76	24	20
29	7	15	1
1,149	753	1,734	153

(58)	—	—	—
(47)	(96)	—	(3)
(580)	(174)	(253)	—
—	—	—	—
—	—	—	—
—	—	—	—
464	483	1,481	150
10,642	4,845	8,487	640

4	(621)	(5,820)	(126)
—	(19)	863	77
$4	$(640)	$(4,957)	$(49)

—	1,299	753	(1,143)
—	2	(2,396)	(44)
$—	$1,301	$(1,643)	$(1,187)
$4	$661	$(6,600)	$(1,236)
$10,646	$5,506	$1,887	$(596)

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2023 (Unaudited) and the year ended January 31, 2023

	Government Fund
	2/1/23 - 7/31/23	2023
Operations:
Net investment income	$191,537	$157,274
Net realized gain (loss)	19	43
Net increase in net assets resulting from operations	191,556	157,317
Distributions:
Class F	N/A	N/A
Institutional Class	(86,248)	(148,585)
Class CAA	(491)	(294)
Sweep Class	(104,762)	(7,992)
Total distributions	(191,501)	(156,871)
Capital Share Transactions (All at $1.00 per share)
Class F:
Proceeds from shares issued	N/A	N/A
Reinvestment of dividends & distributions	N/A	N/A
Cost of shares redeemed	N/A	N/A
Net increase (decrease) from Class F Transactions	N/A	N/A
Institutional Class:
Proceeds from shares issued	34,071,532	74,657,356
Reinvestment of dividends & distributions	30,461	96,145
Cost of shares redeemed	(34,034,094)	(80,236,351)
Net increase (decrease) from Institutional Class Transactions	67,899	(5,482,850)
Class CAA:
Proceeds from shares issued	11,096	31,314
Reinvestment of dividends & distributions	491	294
Cost of shares redeemed	(9,346)	(25,422)
Net increase from Class CAA Transactions	2,241	6,186
Sweep Class:
Proceeds from shares issued	14,573,760	6,342,809
Reinvestment of dividends & distributions	104,762	7,992
Cost of shares redeemed	(15,040,940)	(1,162,636)
Net increase (decrease) from Sweep Class Transactions	(362,418)	5,188,165
Net increase (decrease) in net assets from capital shares transactions	(292,278)	(288,499)
Net increase (decrease) in net assets	(292,223)	(288,053)
Net Assets:
Beginning of period	8,942,773	9,230,826
End of period	$8,650,550	$8,942,773

N/A — Not applicable.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Government II Fund		Treasury II Fund
2/1/23 - 7/31/23	2023	2/1/23 - 7/31/23	2023

$43,068	$33,145	$10,642	$8,828
32	(181)	4	(22)
43,100	32,964	10,646	8,806

(43,064)	(32,989)	(10,642)	(8,831)
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
(43,064)	(32,989)	(10,642)	(8,831)

2,141,282	6,592,146	384,601	1,448,990
15,613	11,832	9,020	7,392
(2,045,293)	(7,419,696)	(394,774)	(1,392,505)
111,602	(815,718)	(1,153)	63,877

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A

N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
N/A	N/A	N/A	N/A
111,602	(815,718)	(1,153)	63,877
111,638	(815,743)	(1,149)	63,852

1,790,974	2,606,717	494,060	430,208
$1,902,612	$1,790,974	$492,911	$494,060

SEI Daily Income Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the six months ended July 31, 2023 (Unaudited) and the year ended January 31, 2023

	Ultra Short Duration Bond Fund
	2/1/23 - 7/31/23	2023
Operations:
Net investment income	$4,845	$4,915
Net realized (loss)	(640)	(1,008)
Net change in unrealized appreciation (depreciation)	1,301	(4,405)
Net increase (decrease) in net assets resulting from operations	5,506	(498)
Distributions:
Class F	(3,723)	(4,084)
Class Y	(1,111)	(1,044)
Total distributions	(4,834)	(5,128)
Capital share transactions:
Class F:
Proceeds from shares issued	18,071	85,302
Reinvestment of dividends & distributions	3,189	3,449
Cost of shares redeemed	(42,644)	(150,788)
Net decrease from Class F transactions	(21,384)	(62,037)
Class Y:
Proceeds from shares issued	1,145	5,540
Reinvestment of dividends & distributions	1,103	1,034
Cost of shares redeemed	(2,440)	(10,348)
Net increase (decrease) from Class Y transactions	(192)	(3,774)
Net Decrease in net assets from capital share transactions	(21,576)	(65,811)
Net decrease in net assets	(20,904)	(71,437)
Net Assets:
Beginning of period	279,495	350,932
End of period	$258,591	$279,495
Capital Share Transactions:
Class F
Shares issued	1,972	9,305
Reinvestment of distributions	348	378
Shares redeemed	(4,656)	(16,497)
Net decrease in shares outstanding from Class F Share transactions	(2,336)	(6,814)
Class Y
Shares issued	125	602
Reinvestment of distributions	120	117
Shares redeemed	(267)	(1,134)
Net increase (decrease) in shares outstanding from Class Y Share transactions	(22)	(415)
Total decrease in shares outstanding from share transactions	(2,358)	(7,229)

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

Short-Duration Government Fund		GNMA Fund
2/1/23 - 7/31/23	2023	2/1/23 - 7/31/23	2023

$8,487	$7,312	$640	$1,101
(4,957)	(11,161)	(49)	(2,398)
(1,643)	(16,041)	(1,187)	(4,028)
1,887	(19,890)	(596)	(5,325)

(7,829)	(8,275)	(644)	(1,334)
(420)	(491)	(20)	(41)
(8,249)	(8,766)	(664)	(1,375)

39,932	189,093	7,593	16,504
6,190	6,345	588	1,203
(87,322)	(242,379)	(9,442)	(34,908)
(41,200)	(46,941)	(1,261)	(17,201)

1,184	4,165	737	154
398	467	20	39
(4,590)	(9,315)	(2)	(1,416)
(3,008)	(4,683)	755	(1,223)
(44,208)	(51,624)	(506)	(18,424)
(50,570)	(80,280)	(1,766)	(25,124)

644,633	724,913	48,153	73,277
$594,063	$644,633	$46,387	$48,153

4,053	18,937	840	1,757
629	640	66	130
(8,871)	(24,319)	(1,053)	(3,747)
(4,189)	(4,742)	(147)	(1,860)

114	423	81	16
46	41	2	4
(467)	(938)	—	(154)
(307)	(474)	83	(134)
(4,496)	(5,216)	(64)	(1,994)

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2023 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains		Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government Fund
Institutional Class
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.28%	$3,801,476	0.20%	0.45%	4.56%
2023(2)	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.69	3,733,579	0.19	0.45	1.51
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	9,215,975	0.06	0.44	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.23	9,461,922	0.18	0.45	0.19
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	6,671,923	0.20	0.46	1.95
2019	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.70	10,068,739	0.20	0.46	1.72
Class CAA
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.26%	$23,277	0.26%	0.45%	4.52%
2023	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.69	21,037	0.19	0.45	1.85
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	14,851	0.06	0.44	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.23	12,812	0.18	0.45	0.24
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	18,064	0.20	0.46	1.95
2019	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.70	21,612	0.20	0.46	1.65
Sweep Class
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.21%	$4,825,797	0.35%	0.45%	4.41%
2023(4)	1.00	—	(3)	—	—	— (3)	—		— (3)	1.00	0.14	5,188,157	0.35	0.44	3.74
Government II Fund
Class F
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.33%	$1,902,612	0.20%	0.49%	4.66%
2023	1.00	0.02		—	0.02	(0.02)	—	(3)	(0.02)	1.00	1.72	1,790,974	0.19	0.48	1.57
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.01	2,606,717	0.05	0.48	0.01
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.27	2,553,183	0.18	0.48	0.24
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.97	1,991,587	0.20	0.49	1.95
2019	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.76	1,808,839	0.20	0.49	1.73
Treasury II Fund
Class F
2023@	$1.00	$0.02		$—	$0.02	$(0.02)	$—		$(0.02)	$1.00	2.30%	$492,911	0.20%	0.50%	4.59%
2023	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.69	494,060	0.19	0.49	1.75
2022	1.00	—		—	—	— (3)	—	(3)	— (3)	1.00	0.02	430,208	0.06	0.49	0.00
2021	1.00	—		—	—	— (3)	—		— (3)	1.00	0.27	307,851	0.19	0.49	0.30
2020	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.95	401,720	0.20	0.49	1.94
2019	1.00	0.02		—	0.02	(0.02)	—		(0.02)	1.00	1.75	594,915	0.20	0.49	1.73

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2023. All ratios for the period have been annualized.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)

The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense limitation figures.

(2)	On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Shares.
(3)	Amount represents less than $0.005 per share.
(4)	Commenced operations on January 17, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

SEI Daily Income Trust

FINANCIAL HIGHLIGHTS

For the six months ended July 31, 2023 (Unaudited) and the years ended January 31,

For a Share Outstanding Throughout the Year or Period

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Ultra Short Duration Bond Fund
Class F
2023@	$9.16	$0.17	$0.02	$0.19	$(0.17)	$(0.17)	$9.18	2.04%	$198,118	0.38%	0.62%	3.64%	39%
2023	9.30	0.14	(0.13)	0.01	(0.15)	(0.15)	9.16	0.09	218,987	0.38	0.62	1.49	52
2022	9.38	0.05	(0.07)	(0.02)	(0.06)	(0.06)	9.30	(0.23)	285,651	0.38	0.61	0.53	70
2021	9.36	0.12	0.03	0.15	(0.13)	(0.13)	9.38	1.61	271,550	0.38	0.58	1.29	73
2020	9.31	0.23	0.05	0.28	(0.23)	(0.23)	9.36	3.06	258,558	0.38	0.59	2.44	70
2019	9.32	0.20	—	0.20	(0.21)	(0.21)	9.31	2.13	256,372	0.38	0.59	2.15	71
Class Y
2023@	$9.16	$0.17	$0.02	$0.19	$(0.17)	$(0.17)	$9.18	2.08%	$60,473	0.30%	0.37%	3.73%	39%
2023	9.30	0.15	(0.14)	0.01	(0.15)	(0.15)	9.16	0.18	60,508	0.30	0.37	1.60	52
2022	9.38	0.06	(0.07)	(0.01)	(0.07)	(0.07)	9.30	(0.15)	65,281	0.30	0.36	0.61	70
2021	9.37	0.13	0.02	0.15	(0.14)	(0.14)	9.38	1.58	62,559	0.30	0.33	1.36	73
2020	9.31	0.24	0.06	0.30	(0.24)	(0.24)	9.37	3.25	53,107	0.30	0.34	2.52	70
2019	9.33	0.21	(0.02)	0.19	(0.21)	(0.21)	9.31	2.11	49,571	0.30	0.34	2.23	71
Short-Duration Government Fund
Class F
2023@	$9.88	$0.13	$(0.10)	$0.03	$(0.13)	$(0.13)	$9.78	0.31%	$565,964	0.48%	0.57%	2.74%	110%
2023	10.29	0.11	(0.39)	(0.28)	(0.13)	(0.13)	9.88	(2.74)	613,217	0.48	0.56	1.06	139
2022	10.56	0.03	(0.22)	(0.19)	(0.08)	(0.08)	10.29	(1.83)	687,332	0.48	0.56	0.25	132
2021	10.38	0.09	0.22	0.31	(0.13)	(0.13)	10.56	3.01	745,950	0.48	0.57	0.88	287
2020	10.22	0.18	0.18	0.36	(0.20)	(0.20)	10.38	3.54	670,769	0.48	0.58	1.78	230
2019	10.27	0.18	(0.03)	0.15	(0.20)	(0.20)	10.22	1.48	642,331	0.48	0.58	1.75	86
Class Y
2023@	$9.88	$0.14	$(0.10)	$0.04	$(0.14)	$(0.14)	$9.78	0.39%	$28,099	0.31%	0.32%	2.90%	110%
2023	10.29	0.12	(0.39)	(0.27)	(0.14)	(0.14)	9.88	(2.58)	31,416	0.31	0.31	1.22	139
2022	10.56	0.04	(0.21)	(0.17)	(0.10)	(0.10)	10.29	(1.67)	37,581	0.31	0.31	0.42	132
2021	10.38	0.11	0.22	0.33	(0.15)	(0.15)	10.56	3.17	45,836	0.32	0.32	1.04	287
2020	10.22	0.20	0.17	0.37	(0.21)	(0.21)	10.38	3.69	54,472	0.33	0.33	1.93	230
2019	10.27	0.19	(0.03)	0.16	(0.21)	(0.21)	10.22	1.63	49,948	0.34	0.34	1.56	86
GNMA Fund
Class F
2023@	$9.10	$0.12	$(0.23)	$(0.11)	$(0.12)	$(0.12)	$8.87	(1.18)%	$45,020	0.63%	0.64%	2.67%	90%
2023	10.05	0.18	(0.91)	(0.73)	(0.22)	(0.22)	9.10	(7.23)	47,503	0.63	0.64	1.92	235
2022	10.55	0.05	(0.36)	(0.31)	(0.19)	(0.19)	10.05	(2.97)	71,216	0.62	0.62	0.46	405
2021	10.44	0.11	0.22	0.33	(0.22)	(0.22)	10.55	3.16	104,074	0.58	0.58	1.05	392
2020	10.20	0.24	0.28	0.52	(0.28)	(0.28)	10.44	5.15	59,818	0.58	0.58	2.33	225
2019	10.24	0.25	—	0.25	(0.29)	(0.29)	10.20	2.54	65,412	0.58	0.58	2.48	134
Class Y
2023@	$9.10	$0.13	$(0.23)	$(0.10)	$(0.13)	$(0.13)	$8.87	(1.05)%	$1,367	0.38%	0.40%	2.92%	90%
2023	10.05	0.20	(0.90)	(0.70)	(0.25)	(0.25)	9.10	(6.99)	650	0.38	0.39	2.16	235
2022	10.55	0.08	(0.36)	(0.28)	(0.22)	(0.22)	10.05	(2.71)	2,061	0.37	0.37	0.72	405
2021	10.44	0.14	0.22	0.36	(0.25)	(0.25)	10.55	3.42	3,619	0.33	0.33	1.31	392
2020	10.20	0.27	0.27	0.54	(0.30)	(0.30)	10.44	5.35	1,403	0.33	0.33	2.58	225
2019	10.23	0.29	—	0.29	(0.32)	(0.32)	10.20	2.88	1,323	0.32	0.32	2.84	134

*	Per share calculations were performed using average shares.
†

Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

@	For the six month period ended July 31, 2023. All ratios for the period have been annualized.

Amounts designated as ‘‘—’’ are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2023 (Unaudited)

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with six operational Funds: the Government, Government II, and Treasury II (each a “Fund,” collectively, the “Money Market Funds”), the Ultra Short Duration Bond, Short-Duration Government and GNMA (each a “Fund,” collectively, the “Fixed Income Funds”). The Trust is registered to offer: Institutional Class Shares of the Government Fund; Sweep Class Shares of the Government Fund; Class F shares of the Government II, Treasury II, Ultra Short Duration Bond, Short-Duration Government and GNMA Funds; Class CAA shares of the Government Fund and Class Y shares of the Fixed Income Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

On January 17, 2023, Class F Shares of the Government Fund were renamed Institutional Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Effective September 8, 2022, and pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”). Prior to September 8, 2022, fair-value determinations were performed in accordance with the Trust’s Fair Value Procedures established by the Funds’ Board of Trustees and were implemented through a Fair Value Committee designated by the Board.

Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. The Money Market Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on an exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures and swaps cleared through a central clearing house (centrally cleared swaps) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a fund calculates its NAV, the settlement price may not be available at the time at which a fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a fund’s futures or centrally cleared swaps position. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SIMC or a Sub-Adviser (“Sub-Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify SIMC, as Committee, if it receives such notification from a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The Procedures provides that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of a Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board. If a security price cannot be obtained from an independent third-party pricing agent, the Fixed Income Funds seek to obtain a bid price from at least one independent broker.

SEI Daily Income Trust

Securities for which market prices are not “readily available” are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below).

When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. As of July 31, 2023, there were no fair valued securities held by the Funds.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2023 (Unaudited)

For the period ended July 31, 2023, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification.

ividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

It is the Funds’ policy to present the repurchase agreements contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the repurchase agreements contracts. Refer to each Fund’s Schedule of Investments for details regarding repurchase agreements contracts as of July 31, 2023, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Fixed Income Funds utilized futures contracts during the period ended July 31, 2023. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are “marked-to-market” daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Funds’ policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as the Funds do not have a master netting agreement with the counterparty to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding open future contracts as of July 31, 2023, if applicable. The fair value of interest rate futures contracts held in the Fixed Income Funds can be found on the Statements of Assets and Liabilities under the captions Receivable for Variation Margin and Payable for Variation Margin. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation/ depreciation of futures contracts are reported in the respective Fixed Income Funds’ Schedule of Investments. Realized gains or losses on interest rate futures contracts related to the Fixed Income Funds are recognized on the Statements of Operations as part of Net Realized Gain (Loss) on Futures Contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as Net Unrealized Gain (Loss) on Futures Contracts.

SEI Daily Income Trust

Swap Agreements — To the extent consistent with its investment objective and strategies, a Fund’s investment in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the Counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at year end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. There were no outstanding swap agreements as of July 31, 2023.

Options Written/Purchased — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options contracts to add return or to hedge their existing portfolio securities. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from purchasing or writing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no outstanding options contracts as of July 31, 2023.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2023 (Unaudited)

TBA Purchase Commitments — To the extent consistent with its Investment Objective and Strategies, a Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO and CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO and CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO and CLO securities as a class.

The risks of an investment in a CDO and CLO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs and CLOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs and CLOs, allowing a CDO and CLO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs and CLOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost, which approximates fair value, as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2023, the Funds did not own any restricted securities except for those designated as 144A on the schedules of investments.

Classes — Class-specific expenses are borne by that class of shares. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

SEI Daily Income Trust

3. INVESTMENT ADVISORY, ADMINISTRATION, DISTRIBUTION AND CUSTODIAN AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration, Distribution and Custodian Agreements — SEI Investments Management Corporation (“SIMC”) serves as each Fund’s investment adviser (the “Adviser”). In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SEI Investments Global Funds Services (the “Administrator”) provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder services may receive compensation thereof.

Such plans provide fees payable to the Distributor up to the amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

The Administrator and/or the Distributor have contractually agreed to waive fees or reimburse expenses for the Class F Shares of the Government II Fund and the Treasury II Fund until May 31, 2024, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, trustees’ fees, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Fund’s total operating costs exceed the applicable thresholds and will not affect the Fund’s total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of a Fund’s actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Fund’s direct operating expenses and, therefore, do not apply to indirect expenses incurred by a fund, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of any of these waivers at any time. In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses.

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2023 (Unaudited)

The following is a summary of annual fees payable to the Adviser, and Distributor and the expense limitations for each fund:

	Advisory Fees		Shareholder Servicing Fees	Expense Limitations
Government Fund
Institutional Class	0.07%		—%	0.20	%(1)
Class CAA	0.07%		0.25%	0.35	%(1)
Sweep Class	0.07%		0.25%	0.35	%(1)
Government II Fund
Class F	0.07%		0.25%	0.20	%(2)
Treasury II Fund
Class F	0.07%		0.25%	0.20	%(2)
Ultra Short Duration Bond Fund
Class F	0.10	%(3)	0.25%	0.38	%(1)
Class Y	0.10	%(3)	—%	0.30	%(1)
Short-Duration Government Fund
Class F	0.09	%(4)	0.25%	0.48	%(1)
Class Y	0.09	%(4)	—%	0.31	%(1)
GNMA Fund
Class F	0.09	%(4)	0.25%	0.63	%(1)
Class Y	0.09	%(4)	—%	0.38	%(1)

(1) Represents a voluntary cap that may be discontinued at any time.
(2) Represents a contractual cap effective through May 31, 2024, to be changed only by board approval.
(3)

The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee is calculated based on the net assets of the Ultra Short Duration Bond Fund.

(4)

The Adviser receives an annual fee equal to 0.10% on the first $500 million of net assets, 0.075% of net assets between $500 million and $1 billion and 0.05% on the net assets in excess of $1 billion for the Short-Duration Government and GNMA Funds. The fee is a blended percentage and is calculated based on the combined assets of these Funds.

The following is a summary of annual fees payable to the Administrator:

	Administration Fees
	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Government Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Government II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Treasury II Fund	0.150%	0.1375%	0.1250%	0.1125%	0.100%
Ultra Short Duration Bond Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
Short-Duration Government Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%
GNMA Fund	0.200%	0.1775%	0.1550%	0.1325%	0.110%

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class F of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BlackRock Advisors, LLC as sub-adviser to the Money Market Funds, MetLife Investment Management, LLC serves as a sub-adviser to the Ultra Short Duration Bond Fund and Wellington Management Company LLP serves as sub-adviser to the Fixed Income Funds. Each sub-adviser is party to an investment sub-advisory agreement with the Adviser. For its services to the Funds, the sub-advisers are entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator, Adviser, or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator, Adviser and/or the Distributor pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations.

SEI Daily Income Trust

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an inter-fund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds no lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Inter-fund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds Board of Trustees. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate. For the period ended July 31, 2023, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended July 31, 2023, were as follows for the Fixed Income Funds:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Ultra Short Duration Bond Fund
Purchases	$10,916	$55,404	$66,320
Sales	27,231	52,225	79,456
Short-Duration Government Fund
Purchases	674,544	869	675,413
Sales	714,668	1,591	716,259
GNMA Fund
Purchases	42,517	—	42,517
Sales	42,417	8	42,425

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. The permanent differences are primarily attributable to paydown gain/loss reclassification and distribution reclassification. There is no permanent difference in the current year that would require a charge or credit to distributable earnings or Paid-in Capital accounts.

The tax character of dividends and distributions paid during the fiscal years ended January 31, 2023 or January 31, 2022 (unless otherwise indicated) was as follows:

	Ordinary Income ($ Thousands)	Total ($ Thousands)
Government Fund
2023	$156,871	$156,871
2022	1,041	1,041
Government II Fund
2023	32,989	32,989
2022	326	326
Treasury II Fund
2023	8,831	8,831
2022	81	81
Ultra Short Duration Bond Fund
2023	5,128	5,128
2022	2,160	2,160
Short-Duration Government Fund
2023	8,766	8,766
2022	5,576	5,576
GNMA Fund
2023	1,375	1,375
2022	1,694	1,694

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2023 (Unaudited)

As of January 31, 2023, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Late Year Ordinary Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Government Fund	$21,237	$—	$—	$—	$—	$—	$(20,801)	$436
Government II Fund	6,080	—	(181)	—	—	—	(5,931)	(32)
Treasury II Fund	1,702	—	(22)	—	—	—	(1,707)	(27)
Ultra Short Duration Bond Fund	686	—	(6,520)	(325)	—	(5,944)	(688)	(12,791)
Short-Duration Government Fund	1,846	—	(19,819)	(2,545)	—	(23,925)	(1,254)	(45,697)
GNMA Fund	107	—	(7,803)	(57)	—	(4,332)	(107)	(12,192)

The other temporary differences in the current year are primarily attributable to Treasury straddle loss deferral and dividends payable.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the fiscal year ended January 31, 2023, the Funds did not utilize capital loss carryforwards to offset capital gains.

At January 31, 2023, the following Funds had capital loss carryforwards to offset future realized capital gains:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total * ($ Thousands)
Government II Fund	$181	$–	$181
Treasury II Fund	22	–	22
Ultra Short Duration Bond Fund	567	5,953	6,520
Short-Duration Government Fund	4,614	15,205	19,819
GNMA Fund	5,874	1,929	7,803

Post October losses represent losses realized on investment transactions from November 1, 2022 through December 31, 2022, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

During the fiscal year ended January 31, 2023, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2023, and net realized gains or losses on securities sold for the year, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments (including foreign currency and derivatives, if applicable)

held by the Fixed Income Funds at July 31, 2023, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Ultra Short Duration Bond Fund	$263,132	$101	$(4,746)	$(4,645)
Short-Duration Government Fund	661,705	1,579	(24,724)	(23,145)
GNMA Fund	51,894	323	(5,798)	(5,475)

Management has analyzed the Funds’ tax positions taken on the federal tax returns for all open tax years and has concluded that as of July 31, 2023, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for all open tax years for which the applicable Statute of Limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. CONCENTRATION/RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in a fund. Please review each Fund’s prospectus for additional disclosures regarding principal risks associated with investing in a fund.

SEI Daily Income Trust

Asset-Backed Securities Risk — The Ultra Short Duration Bond Fund is subject to asset-backed securities risk, whereas payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than the receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Commercial Paper Risk — The Ultra Short Duration Bond Fund is subject to commercial paper risk. Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

Corporate Fixed Income Risk — The Ultra Short Duration Bond Fund is subject to corporate fixed income risk. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The Funds are all subject to the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk — The Fixed Income Funds’ use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative instrument may not correlate perfectly with the underlying asset, rate or index. The Fund's use of forward contracts is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fixed Income Funds’

use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk — The longer-term securities in which the Fixed Income Funds may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Economic Risks of Global Health Events — Global health events and pandemics, such as COVID-19, have the ability to affect—quickly, drastically and substantially the economies of many nations, states, individual companies and the markets in general and can cause disruptions that cannot necessarily be foreseen. The spread of COVID-19 around the world in 2020 resulted in a substantial number of nations implementing social distancing measures, quarantines, and the shutdown of non-essential businesses and governmental services. Further, it has caused significant volatility in U.S. and international markets. The impact of the outbreak may be short term or may last for an extended period of time.

Extension Risk — The Funds are subject to the risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Foreign Issuer Risk — The Ultra Short Duration Bond Fund is subject to the risk that issuers in foreign countries face political and economic events unique to such countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Interest Rate Risk — The Money Market Funds’ are subject to the risk that the Fund’s yield will decline due to changing interest rates. A rise in interest rates typically causes a fall in the value of fixed income securities in which the Fund invests, whereas a fall in interest rates typically results in the Fund having to invest available cash in instruments with lower interest rates than those of the current portfolio securities. During periods when interest rates are low, the Fund’s yield will also be low and the Fund may not generate enough income to pay its expenses or pay a daily dividend. This could impair the Fund’s ability to provide a positive yield and maintain a stable $1.00 share price. Fluctuations in interest rates may also have unpredictable effects on the markets and may affect the liquidity of the fixed-income securities held by the Fund.

The Fixed Income Funds’ are subject to the risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Funds invest. Generally, the value of fixed income securities will vary inversely with the direction

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2023 (Unaudited)

of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government Securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Investment Style Risk — The Fixed Income Funds are subject to the risk that a Funds’ investments in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as a whole.

Leverage Risk — The Fixed Income Funds’ use of derivatives or investments in repurchase agreements may result in the Funds’ total investment exposure substantially exceeding the value of its portfolio securities and the Funds’ investment returns depending substantially on the performance of securities that the Funds may not directly own. The use of leverage can amplify the effects of market volatility on the Funds’ share price and may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The Funds’ use of leverage may result in a heightened risk of investment loss.

Liquidity Risk — The Funds are subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters or epidemics, or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-

term. In response to these events, the Funds’ value may fluctuate and/or the Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force the Funds to sell securities into a declining or illiquid market.

Mortgage-Backed Securities Risk — The Fixed Income Funds are subject to mortgage-backed securities risk. Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Funds’ expectations. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by a fund.

Opportunity Risk — The Funds are subject to the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to their investment strategies, the Short-Duration Government Fund and GNMA Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect the Funds’ performance.

Prepayment Risk — The Fixed Income Funds are subject to the risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Funds to invest the proceeds at generally lower interest rates.

Redemption Risk — The Money Market Funds may experience periods of heavy redemptions that could cause the Funds to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could have a significant adverse effect on the Funds’ ability to maintain a stable

SEI Daily Income Trust

$1.00 share price, and, in extreme circumstances, could cause the Funds to suspend redemptions and liquidate completely.

Repurchase Agreement Risk — The Funds are subject to repurchase agreement risk. Although repurchase agreement transactions must be fully collateralized at all times, they generally create leverage and involve some counterparty risk to the Funds whereby a defaulting counterparty could delay or prevent the Funds’ recovery of collateral.

U.S. Government Securities Risk — The Funds are subject to U.S. Government securities risk. Although U.S. Government securities are considered to be among the safest investments, they are still subject to the credit risk of the U.S. Government and are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. No assurance can be given that the U.S. Government will provide financial support to its agencies and instrumentalities if it is not obligated by law to do so.

7. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of July 31, 2023, SPTC held of record the following:

Government Fund, Institutional Class	51%
Government Fund, Cl CAA	100%
Government Fund, Sweep Class	100%
Government II Fund	63%
Treasury II Fund	99%
Ultra Short Duration Bond Fund, Cl F	96%
Ultra Short Duration Bond Fund, Cl Y	92%
Short-Duration Government Fund, Cl F	97%
Short-Duration Government Fund, Cl Y	23%
GNMA Fund, Cl F	87%
GNMA Fund, Cl Y	99%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the advisors and financial planners. SPTC maintains accounts at SEI Institutional Transfer Agency (“SITA”), and operates in an omnibus fund account environment.

8. REGULATORY MATTERS

The U.K. Financial Conduct Authority stopped compelling or inducing banks to submit certain London Inter-Bank Offered Rate (LIBOR) rates. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and ceased for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Investments impacted by the discontinuation of LIBOR may include bank loans, derivatives, floating rate securities, and other assets or liabilities tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), which is intended to replace U.S. dollar LIBOR. Alternative reference rates for other currencies have also been announced or have already begun publication. In response to the discontinuation of LIBOR, investors have added fallback provisions to existing contracts for investments whose value is tied to LIBOR, with most fallback provisions requiring the adoption of SOFR as a replacement rate. On March 15, 2022, President Biden signed the Adjustable Interest Rate Act into law (the “LIBOR Act”), which, in conjunction with regulations adopted by the Federal Reserve Board, establishes SOFR as the default fallback rate for any U.S. contract without a fallback provision. In addition, on March 4, 2023, the U.K. Financial

SEI Daily Income Trust

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2023 (Unaudited)

Conduct Authority announced that, starting July 1, 2023 and continuing through September 30, 2024, it will permit the publishing 1-, 3- and 6-month synthetic U.S. dollar LIBOR settings of based on SOFR to serve as a fallback for non-U.S. contracts.

9. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of July 31, 2023.

SEI Daily Income Trust

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2023

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period February 1, 2023 to July 31, 2023).

The table on the next page illustrates your Fund’s costs in two ways:

●	Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

●	Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Government Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,022.80	0.20%	$1.00
Class CAA	1,000.00	1,022.60	0.26	1.30
Sweep Class	1,000.00	1,022.10	0.35	1.75
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,023.80	0.20%	$1.00
Class CAA	1,000.00	1,023.51	0.26	1.30
Sweep Class	1,000.00	1,023.06	0.35	1.76
Government II Fund
Actual Fund Return
Class F	$1,000.00	$1,023.30	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Treasury II Fund
Actual Fund Return
Class F	$1,000.00	$1,023.00	0.20%	$1.00
Hypothetical 5% Return
Class F	$1,000.00	$1,023.80	0.20%	$1.00
Ultra Short Duration Bond Fund
Actual Fund Return
Class F	$1,000.00	$1,020.40	0.38%	$1.90
Class Y	1,000.00	1,020.80	0.30	1.50
Hypothetical 5% Return
Class F	$1,000.00	$1,022.91	0.38%	$1.91
Class Y	1,000.00	1,023.31	0.30	1.51

SEI Daily Income Trust

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

July 31, 2023

	Beginning Account Value 2/1/23	Ending Account Value 7/31/23	Annualized Expense Ratios	Expenses Paid During Period *
Short-Duration Government Fund
Actual Fund Return
Class F	$1,000.00	$1,004.80	0.48%	$2.39
Class Y	1,000.00	1,003.10	0.31	1.54
Hypothetical 5% Return
Class F	$1,000.00	$1,004.80	0.48%	$2.39
Class Y	1,000.00	1,003.10	0.31	1.54
GNMA Fund
Actual Fund Return
Class F	$1,000.00	$1,006.30	0.63%	$3.13
Class Y	1,000.00	1,003.80	0.38	1.89
Hypothetical 5% Return
Class F	$1,000.00	$1,006.30	0.63%	$3.13
Class Y	1,000.00	1,003.80	0.38	1.89

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.

SEI Daily Income Trust

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Trust, on behalf of the Funds, has adopted a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk. The Program is overseen by the SIMC Liquidity Risk Oversight Committee, and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 20-22, 2023, the Trustees received a report from the SIMC Liquidity Risk Oversight Committee addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The SIMC Liquidity Risk Oversight Committee determined, and reported to the Board, that the Program remains reasonably designed to assess and manage each Fund’s liquidity risk and that the Program adequately and effectively managed each Fund’s liquidity risk during the 2022 calendar year. The SIMC Liquidity Risk Oversight Committee also reported that with respect to the Trust there were no reportable liquidity events during the period. The SIMC Liquidity Risk Oversight Committee noted that additional monitoring processes, including manual reviews of upcoming market closures, have been implemented.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

SEI Daily Income Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

SEI Daily Income Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the first half of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

By way of background, at meetings during the prior fiscal year, the Board approved the creation of a new share class for the Government Fund along with changes to its two existing share classes as a way to more effectively separate retail and institutional investors, allowing the new share class to better align with other share classes offered in the retail

SEI Daily Income Trust

investor market. There were no changes to the contractual investment advisory fee for the Government Fund. However, throughout the meetings when discussing the share classes, various factors were considered including, but not limited to, the fees charged and the services provided to the Government Fund and each share class. At a meeting held on October 27, 2022, in connection with such share class changes, the Board approved the termination of the contractual waiver upon its expiration on May 31, 2023.

At the March 20-22, 2023 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement. Also, certain Sub-Advisory Agreements were renewed at a meeting of the Board held during the first half of the Trust’s fiscal year on March 20-22, 2023 In each case, the Board’s renewal was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings.

The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting (including meetings from the prior fiscal year in connection with share class changes for the Government Fund), the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, as well as SIMC’s and its affiliates’ contractual waiver of certain other fees with respect to the Government, Government II and Treasury II Funds (as discussed above the contractual waiver for the Government Fund expired May 31, 2023 and was not renewed) to prevent total Fund operating expenses from exceeding a specified cap, and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and

SEI Daily Income Trust

BOARD OF TRUSTEES’ CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Concluded)

brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

SEI Daily Income Trust

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SEI Daily Income Trust / Semi-Annual Report / July 31, 2023

Trustees

Robert A. Nesher, Chairman

William M. Doran

Nina Lesavoy

James M. Williams

Hubert L. Harris, Jr.

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Donald Duncan

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI-F-037 (7/23)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments

Included in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees (the "Board"). The Registrant has a standing Governance Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee's Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Daily Income Trust

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: October 6, 2023

By:	/s/ Glenn Kurdziel
Glenn Kurdziel
Controller & CFO

Date: October 6, 2023